SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 68.9%

	Shares	Value
AUSTRALIA — 0.1%
MATERIALS — 0.1%
Anglogold Ashanti	4,664	$399,611

GUATEMALA — 0.1%
COMMUNICATION SERVICES — 0.1%
Millicom International Cellular	9,877	524,172

IRELAND — 0.2%
INFORMATION TECHNOLOGY — 0.2%
Accenture, Cl A	3,131	782,750

MEXICO — 0.0%
MATERIALS — 0.0%
Southern Copper	473	63,749

NETHERLANDS — 0.1%
INFORMATION TECHNOLOGY — 0.1%
NXP Semiconductors	1,121	218,528

SOUTH KOREA — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Coupang, Cl A *	811	22,838

SWITZERLAND — 0.1%
INFORMATION TECHNOLOGY — 0.1%
TE Connectivity	1,517	343,070

UNITED KINGDOM — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Flutter Entertainment *	256	53,455

UNITED STATES — 68.3%
COMMUNICATION SERVICES — 7.1%
Alphabet, Cl A	23,782	7,614,521
Alphabet, Cl C	11,937	3,821,272
AT&T	31,051	807,947

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Charter Communications, Cl A *	919	$183,910
Comcast, Cl A	12,070	322,148
Electronic Arts	797	161,018
Fox, Cl A	2,772	181,566
Fox, Cl B	2,648	154,272
GCI Liberty * (1)	1,489	—
Liberty Media -Liberty Formula One, Cl A *	450	39,546
Liberty Media -Liberty Formula One, Cl C *	1,373	131,781
Live Nation Entertainment *	1,042	136,971
Meta Platforms, Cl A	15,158	9,821,626
Netflix *	25,200	2,711,016
News, Cl A	2,994	76,886
News, Cl B	1,153	33,933
Omnicom Group	1,637	117,242
Pinterest, Cl A *	3,327	86,901
ROBLOX, Cl A *	2,922	277,678
Spotify Technology *	561	335,966
Take-Two Interactive Software *	360	88,585
TKO Group Holdings, Cl A	249	48,279
T-Mobile US	1,852	387,087
Trade Desk, Cl A *	607	24,013
Verizon Communications	25,829	1,061,830
Walt Disney	3,032	316,753
Warner Bros Discovery *	14,056	337,344
		29,280,091

CONSUMER DISCRETIONARY — 6.8%
Airbnb, Cl A *	497	58,144
Amazon.com *	26,247	6,121,325
AutoNation *	7,727	1,632,638
AutoZone *	177	699,916
Best Buy	1,581	125,342
Booking Holdings	82	403,005
Burlington Stores *	321	80,966
Carnival *	6,841	176,361
Carvana, Cl A *	304	113,848
Chipotle Mexican Grill, Cl A *	6,100	210,572
Choice Hotels International	445	40,611
Darden Restaurants	1,101	197,718
Dick's Sporting Goods	5,830	1,204,303

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
DoorDash, Cl A *	921	$182,699
DR Horton	5,425	862,629
eBay	2,898	239,925
Expedia Group	868	221,939
Ford Motor	20,454	271,629
Garmin	1,308	255,479
General Motors	6,572	483,173
Genuine Parts	755	98,452
H&R Block	1,278	53,829
Hilton Worldwide Holdings	634	180,709
Home Depot	3,593	1,282,414
Las Vegas Sands	2,460	167,674
Lennar, Cl A	3,383	444,188
Lennar, Cl B	300	37,077
Lowe's	2,072	502,419
Lululemon Athletica *	747	137,582
Marriott International, Cl A	630	192,018
McDonald's	2,047	638,295
NIKE, Cl B	2,715	175,470
NVR *	26	195,189
Ollie's Bargain Outlet Holdings *	332	40,872
O'Reilly Automotive *	5,790	588,843
Penske Automotive Group	6,182	999,753
Pool	220	53,592
PulteGroup	8,445	1,074,120
Ralph Lauren, Cl A	929	341,250
Rivian Automotive, Cl A *	7,303	123,129
Ross Stores	1,786	314,979
Royal Caribbean Cruises	7,179	1,911,409
Starbucks	1,545	134,585
Tapestry	1,285	140,425
Tempur Sealy International	969	88,683
Tesla *	3,609	1,552,483
TJX	3,445	523,364
Tractor Supply	9,425	516,301
Ulta Beauty *	475	255,944
Williams-Sonoma	9,258	1,666,533
Yum! Brands	1,600	245,136
		28,258,939

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — 3.6%
Altria Group	14,726	$868,981
Archer-Daniels-Midland	1,469	89,227
Brown-Forman, Cl A	359	10,235
Brown-Forman, Cl B	1,139	33,008
Casey's General Stores	1,107	631,499
Church & Dwight	1,164	99,126
Coca-Cola	13,271	970,375
Colgate-Palmolive	2,907	233,694
Constellation Brands, Cl A	786	107,195
Costco Wholesale	1,162	1,061,592
Dollar General	1,609	176,169
Dollar Tree *	1,194	132,307
Estee Lauder, Cl A	885	83,252
General Mills	3,346	158,433
Hershey	658	123,757
Hormel Foods	958	22,235
Kenvue	5,872	101,879
Keurig Dr Pepper	4,152	115,841
Kimberly-Clark	1,015	110,757
Kraft Heinz	3,652	93,163
Kroger	8,706	585,740
McCormick	1,276	86,086
Mondelez International, Cl A	1,938	111,571
Monster Beverage *	1,994	149,530
PepsiCo	3,163	470,465
Performance Food Group *	773	75,035
Philip Morris International	3,855	607,085
Procter & Gamble	5,723	847,920
Sprouts Farmers Market *	417	34,949
Sysco	1,996	152,095
Target	2,121	192,205
Tyson Foods, Cl A	1,091	63,333
US Foods Holding *	3,133	246,473
Walmart	55,078	6,086,670
		14,931,882

ENERGY — 2.5%
Baker Hughes, Cl A	6,926	347,685
Cheniere Energy	1,935	403,370
Chesapeake Energy	972	118,516

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Chevron	7,892	$1,192,673
ConocoPhillips	6,301	558,836
Coterra Energy	5,104	136,991
Devon Energy	6,379	236,406
Diamondback Energy	4,908	748,912
EOG Resources	3,408	367,553
EQT	5,814	353,840
Exxon Mobil	20,630	2,391,430
Halliburton	8,943	234,485
Kinder Morgan	10,432	285,002
Marathon Petroleum	4,453	862,680
Occidental Petroleum	8,042	337,764
ONEOK	2,122	154,524
Phillips 66	1,718	235,297
Schlumberger	7,121	258,065
Targa Resources	2,215	388,312
TechnipFMC	3,183	144,062
Texas Pacific Land	103	89,022
Valero Energy	2,008	354,934
Williams	3,528	214,961
		10,415,320

FINANCIALS — 10.5%
Affirm Holdings, Cl A *	1,188	84,289
Aflac	4,970	548,241
Allstate	4,063	865,338
American Express	2,063	753,552
American International Group	3,061	233,126
Ameriprise Financial	3,182	1,450,165
Aon, Cl A	1,598	565,564
Apollo Global Management	1,166	153,737
Arch Capital Group *	3,563	334,637
Ares Management, Cl A	635	99,600
Arthur J Gallagher	634	156,991
Assurant	1,374	313,492
Assured Guaranty	9,901	896,437
Bank of America	19,102	1,024,822
Bank of New York Mellon	3,727	417,797
Bank OZK	3,480	160,150
Berkshire Hathaway, Cl B *	4,390	2,255,626

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
BlackRock Funding	299	$313,143
Blackstone, Cl A	606	88,731
Block, Cl A *	1,712	114,362
Brown & Brown	1,634	131,423
Capital One Financial	2,218	485,915
Carlyle Group	1,865	101,698
Cboe Global Markets	619	159,807
Charles Schwab	4,190	388,539
Chubb	1,111	329,056
Cincinnati Financial	1,043	174,796
Citigroup	25,469	2,638,588
Citizens Financial Group	7,899	427,336
CME Group, Cl A	1,292	363,646
Coinbase Global, Cl A *	648	176,787
Comerica	2,972	238,889
Corebridge Financial	814	24,436
Corpay *	536	158,549
East West Bancorp	7,581	808,893
Equitable Holdings	2,314	108,041
Erie Indemnity, Cl A	132	39,005
Everest Group	277	87,058
Fidelity National Financial	6,086	361,691
Fidelity National Information Services	1,909	125,555
Fifth Third Bancorp	4,565	198,395
First American Financial	1,494	98,245
First Citizens BancShares, Cl A	235	441,304
First Hawaiian	12,278	305,968
Fiserv *	1,563	96,078
Global Payments	1,022	77,427
Globe Life	250	33,682
Goldman Sachs Group	875	722,785
Hartford Financial Services Group	5,317	728,589
Huntington Bancshares	10,403	169,569
Interactive Brokers Group, Cl A	744	48,375
Intercontinental Exchange	1,928	303,274
Jefferies Financial Group	1,907	109,767
JPMorgan Chase	25,831	8,087,169
KeyCorp	5,498	101,053
KKR	1,501	183,587
Loews	1,638	176,691
LPL Financial Holdings	607	216,116

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
M&T Bank	956	$181,850
Markel Group *	83	172,677
Marsh & McLennan	1,840	337,548
Mastercard, Cl A	2,468	1,358,708
MetLife	3,567	273,090
Moody's	645	316,553
Morgan Stanley	9,062	1,537,459
MSCI, Cl A	334	188,282
Nasdaq	6,501	591,071
Northern Trust	1,193	156,689
PayPal Holdings	3,086	193,461
PNC Financial Services Group	1,429	272,539
Primerica	441	113,478
Principal Financial Group	1,341	113,744
Progressive	5,482	1,254,227
Prudential Financial	2,024	219,098
Raymond James Financial	1,436	224,791
Regions Financial	5,240	133,358
Reinsurance Group of America, Cl A	351	66,644
Robinhood Markets, Cl A *	5,924	761,175
S&P Global	645	321,745
SoFi Technologies *	2,971	88,298
State Street	2,265	269,580
Synchrony Financial	2,666	206,242
T Rowe Price Group	1,048	107,294
Toast, Cl A *	1,965	67,183
Tradeweb Markets, Cl A	569	61,941
Travelers	1,759	515,141
Truist Financial	2,612	121,458
Unum Group	931	70,728
US Bancorp	3,908	191,687
Visa, Cl A	4,507	1,507,321
Wells Fargo	8,847	759,515
Willis Towers Watson	785	251,985
WR Berkley	5,336	414,554
		43,678,696

HEALTH CARE — 6.0%
Abbott Laboratories	2,887	372,134
AbbVie	7,298	1,661,755

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Agilent Technologies	872	$133,852
Align Technology *	124	18,252
Alnylam Pharmaceuticals *	566	255,396
Amgen	1,568	541,681
Becton Dickinson	837	162,395
Biogen *	647	117,812
Boston Scientific *	3,033	308,092
Bristol-Myers Squibb	9,125	448,950
Cardinal Health	1,086	230,514
Cencora, Cl A	1,693	624,599
Centene *	1,518	59,718
Cigna Group	1,411	391,242
Cooper *	752	58,603
Corcept Therapeutics *	601	47,719
CVS Health	1,888	151,720
Danaher	1,348	305,699
DexCom *	882	55,981
Edwards Lifesciences *	1,683	145,866
Elevance Health	726	245,577
Eli Lilly	5,264	5,661,274
GE HealthCare Technologies	1,401	112,066
Gilead Sciences	6,716	845,141
GRAIL *	51	5,630
HCA Healthcare	4,393	2,232,918
Hologic *	1,266	94,912
Humana	442	108,630
IDEXX Laboratories *	562	423,119
Incyte *	1,003	104,773
Insmed *	376	78,122
Insulet *	229	74,927
Intuitive Surgical *	359	205,879
IQVIA Holdings *	779	179,178
Johnson & Johnson	6,882	1,424,023
Labcorp Holdings	897	241,096
McKesson	739	651,148
Medtronic	1,919	202,128
Merck	6,788	711,586
Mettler-Toledo International *	78	115,184
Natera *	208	49,672
Pfizer	13,382	344,453
Quest Diagnostics	2,786	527,056

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Regeneron Pharmaceuticals	160	$124,830
ResMed	934	238,945
Royalty Pharma, Cl A	1,326	53,067
STERIS	441	117,429
Stryker	778	288,778
Tenet Healthcare *	409	88,688
Thermo Fisher Scientific	410	242,240
United Therapeutics *	2,343	1,138,698
UnitedHealth Group	2,622	864,657
Universal Health Services, Cl B	704	171,516
Veeva Systems, Cl A *	247	59,352
Vertex Pharmaceuticals *	594	257,564
Waters *	379	152,896
West Pharmaceutical Services	357	98,978
Zimmer Biomet Holdings	971	94,692
Zoetis, Cl A	1,377	176,504
		24,899,306

INDUSTRIALS — 10.0%
3M	1,746	300,399
AECOM	1,913	197,288
Air Lease, Cl A	1,766	112,900
Allegion	249	41,341
Allison Transmission Holdings	3,317	294,085
AMETEK	1,976	391,031
Automatic Data Processing	1,516	387,035
Axon Enterprise *	214	115,590
Boeing *	866	163,674
Booz Allen Hamilton Holding, Cl A	4,216	351,867
Broadridge Financial Solutions	1,887	430,406
Builders FirstSource *	8,359	938,131
BWX Technologies	266	47,582
Carlisle	1,107	352,103
Carrier Global	2,275	124,852
Caterpillar	1,093	629,306
Cintas	5,228	972,513
Comfort Systems USA	202	197,342
Copart *	10,645	414,942
CSX	12,087	427,396
Cummins	960	478,061

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Curtiss-Wright	204	$115,115
Deere	921	427,795
Delta Air Lines	6,635	425,303
Dover	4,020	744,826
Eaton	5,848	2,022,765
EMCOR Group	337	207,279
Emerson Electric	1,298	173,127
Equifax	727	154,393
Esab	4,875	547,170
Expeditors International of Washington	843	123,837
Fastenal	18,722	756,369
FedEx	863	237,912
Ferguson Enterprises	1,148	288,917
Fortive	1,040	55,619
FTAI Aviation	247	42,790
GE Vernova	434	260,300
General Dynamics	678	231,625
General Electric	6,296	1,879,041
Graco	963	79,390
HEICO	666	211,062
HEICO, Cl A	408	100,764
Honeywell International	1,765	339,215
Howmet Aerospace	8,252	1,688,277
Hubbell, Cl B	2,218	956,912
Illinois Tool Works	1,125	280,440
Ingersoll Rand	6,969	559,889
ITT	3,419	629,643
Jacobs Solutions	3,618	487,743
JB Hunt Transport Services	519	90,285
Johnson Controls International	3,300	383,823
L3Harris Technologies	574	159,968
Leidos Holdings	980	187,278
Lennox International	211	105,262
Lockheed Martin	587	268,764
Norfolk Southern	690	201,542
Northrop Grumman	514	294,137
Old Dominion Freight Line	4,295	581,071
Otis Worldwide	2,336	207,554
Owens Corning	1,107	125,357
PACCAR	5,516	581,497
Parker-Hannifin	1,826	1,573,464

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Paychex	1,273	$142,181
Pentair	1,060	111,554
Quanta Services	6,306	2,931,533
Republic Services, Cl A	1,445	313,652
Rocket Lab Corp *	994	41,887
Rockwell Automation	384	152,010
Rollins	3,031	186,346
RTX	3,767	658,886
Ryder System	524	90,762
Snap-on	1,532	520,957
Southwest Airlines	2,769	96,389
SS&C Technologies Holdings	1,535	131,918
Textron	1,438	119,584
Trane Technologies	5,538	2,334,156
TransDigm Group	148	201,305
TransUnion	863	73,398
Uber Technologies *	2,306	201,867
Union Pacific	1,413	327,576
United Airlines Holdings *	5,062	516,122
United Parcel Service, Cl B	1,996	191,197
United Rentals	3,404	2,774,873
Veralto	759	76,826
Verisk Analytics, Cl A	1,445	325,226
Vertiv Holdings, Cl A	3,089	555,186
Waste Management	1,190	259,265
Watsco	646	223,774
Westinghouse Air Brake Technologies	2,200	458,810
WW Grainger	956	906,890
XPO *	2,390	339,523
Xylem	744	104,658
		41,523,675

INFORMATION TECHNOLOGY — 18.7%
Adobe *	695	222,490
Advanced Micro Devices *	3,208	697,836
Amphenol, Cl A	2,808	395,647
Analog Devices	1,132	300,365
Apple	47,326	13,196,855
Applied Materials	2,359	595,058
AppLovin, Cl A *	4,080	2,445,878

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Arista Networks *	7,255	$948,083
Astera Labs *	269	42,386
Atlassian, Cl A *	71	10,616
Autodesk *	507	153,793
Bentley Systems, Cl B	754	31,638
Broadcom	18,487	7,449,522
Cadence Design Systems *	2,715	846,646
CDW	827	119,270
Ciena *	709	144,785
Cisco Systems	12,779	983,216
Cloudflare, Cl A *	211	42,244
Cognizant Technology Solutions, Cl A	1,776	138,013
Coherent *	776	127,466
Corning	2,622	220,772
Credo Technology Group Holding *	492	87,379
Crowdstrike Holdings, Cl A *	183	93,176
Datadog, Cl A *	214	34,242
Dell Technologies, Cl C	449	59,874
Fair Isaac *	607	1,096,139
First Solar *	662	180,673
Flex *	4,462	263,749
Fortinet *	7,293	591,681
Gartner *	456	106,130
Gen Digital	4,550	119,984
GLOBALFOUNDRIES *	853	30,572
GoDaddy, Cl A *	817	104,462
Guidewire Software *	228	49,244
Hewlett Packard Enterprise	8,859	193,746
HP	3,476	84,884
HubSpot *	117	42,976
Intel *	6,524	264,613
International Business Machines	3,550	1,095,459
Intuit	556	352,549
Jabil	614	129,376
Keysight Technologies *	3,899	771,807
KLA	2,462	2,894,007
Kyndryl Holdings *	12,505	323,004
Lam Research	15,287	2,384,772
Manhattan Associates *	543	95,812
Marvell Technology	1,746	156,092
Microchip Technology	2,131	114,179

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Micron Technology	2,515	$594,747
Microsoft	30,874	15,190,317
MongoDB, Cl A *	299	99,379
Monolithic Power Systems	160	148,507
Motorola Solutions	1,317	486,869
NetApp	1,536	171,356
NVIDIA	63,033	11,156,841
ON Semiconductor *	2,481	124,645
Oracle	5,273	1,064,882
Palantir Technologies, Cl A *	9,575	1,612,909
Palo Alto Networks *	872	165,793
Pegasystems	3,434	188,080
PTC *	603	105,784
Pure Storage, Cl A *	1,082	96,255
Qnity Electronics Inc	640	51,898
Qorvo *	673	57,804
QUALCOMM	4,103	689,673
Ralliant Corp	347	17,115
Roper Technologies	279	124,495
Salesforce	1,927	444,251
Samsara, Cl A *	1,017	38,677
Seagate Technology Holdings	948	262,302
ServiceNow *	215	174,668
Snowflake, Cl A *	454	114,063
Super Micro Computer *	1,094	37,032
Synopsys *	1,826	763,286
TD SYNNEX	2,313	352,686
Teledyne Technologies *	1,047	522,998
Teradyne	758	137,873
Texas Instruments	1,748	294,136
Trimble *	1,270	103,403
Twilio, Cl A *	1,102	142,918
Tyler Technologies *	302	141,825
Ubiquiti	746	434,985
Unity Software *	1,832	77,897
VeriSign	224	56,446
Western Digital	1,942	317,187
Workday, Cl A *	187	40,321
Zoom Video Communications, Cl A *	880	74,765

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Zscaler *	223	$56,085
		77,568,313
MATERIALS — 1.6%
Air Products & Chemicals	607	158,457
Amcor	9,830	83,752
Avery Dennison	913	157,374
CF Industries Holdings	385	30,299
Corteva	4,158	280,540
CRH	2,336	280,226
DuPont de Nemours	1,280	50,906
Ecolab	416	114,466
Freeport-McMoRan	4,398	189,026
International Flavors & Fragrances	804	55,862
International Paper	3,021	119,269
Linde	1,337	548,598
LyondellBasell Industries, Cl A	729	35,714
Martin Marietta Materials	357	222,497
Newmont	3,803	345,046
Nucor	4,473	713,399
Packaging Corp of America	1,918	391,406
PPG Industries	1,371	137,155
Reliance	2,911	813,100
RPM International	1,331	142,750
Sherwin-Williams	911	313,102
Smurfit WestRock	2,133	76,127
Solstice ADV Materials Inc *	441	21,039
Steel Dynamics	6,300	1,057,329
Vulcan Materials	749	222,633
		6,560,072

REAL ESTATE — 0.2%
CBRE Group, Cl A *	4,705	761,410
CoStar Group *	1,090	74,992
Zillow Group, Cl A *	596	43,121
Zillow Group, Cl C *	1,064	79,140
		958,663

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — 1.3%
Alliant Energy	1,222	$84,892
Ameren	643	68,383
American Electric Power	2,485	307,568
American Water Works	464	60,352
Atmos Energy	848	149,562
CenterPoint Energy	4,401	175,952
CMS Energy	1,200	90,528
Consolidated Edison	1,713	171,917
Constellation Energy	829	302,054
Dominion Energy	1,856	116,501
DTE Energy	1,300	178,139
Duke Energy	2,189	271,305
Edison International	916	53,943
Entergy	2,710	264,279
Evergy	1,983	153,980
Eversource Energy	1,599	107,421
Exelon	4,665	219,815
FirstEnergy	3,669	175,085
NextEra Energy	2,800	241,612
NiSource	5,185	228,814
NRG Energy	2,250	381,352
Oklo, Cl A *	392	35,821
PG&E	9,595	154,671
PPL	5,203	191,991
Public Service Enterprise Group	2,477	206,879
Sempra	1,587	150,321
Southern	3,107	283,110
Talen Energy *	99	39,033
Vistra	2,002	358,078
WEC Energy Group	759	85,061
Xcel Energy	1,327	108,960
		5,417,379

		283,492,336
Total Common Stock
(Cost $122,433,744)		285,900,509

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — 29.6%
	Shares	Value
EQUITY FUNDS — 29.6%
AQR Large Cap Defensive Style Fund, Cl R6 *	47,410	$1,038,274
Avantis US Small Capital Value ETF	99,302	10,042,411
DFA Real Estate Securities Portfolio, Cl I *	320,209	13,234,230
DFA US Small Cap Portfolio, Cl I *	139,875	7,329,457
DFA US Targeted Value Portfolio, Cl I *	426,371	15,609,432
Dimensional US Small Cap ETF	129,873	9,066,434
Dimensional US Targeted Value ETF	187,231	11,055,991
iShares MSCI USA Min Vol Factor ETF	181,432	17,295,913
iShares MSCI USA Momentum Factor ETF	45,853	11,474,713
Vanguard Small Cap Value ETF	25,896	5,481,406
Vanguard US Momentum Factor ETF	25,597	4,922,303
Vanguard US Quality Factor ETF	34,908	5,320,859
Vanguard US Value Factor ETF	83,957	10,974,607
Total Registered Investment Companies
(Cost $80,796,262)		122,846,030
RIGHTS — 0.0%
	Number of Rights
Abiomed(1)	362	5,651

Total Rights
(Cost $–)		5,651
SHORT-TERM INVESTMENT — 1.5%

	Shares
DWS Government Money Market Series, Institutional Shares, 4.020% (A)
(Cost $6,024,861)	6,024,861	6,024,861

Total Investments — 100.0%
(Cost $209,254,867)		$414,777,051

A list of open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
S&P 500 Index E-MINI	2	Dec-2025	$665,831	$685,950	$20,119

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

Percentages are based on Net Assets of $414,845,911.

*	Non-income producing security.

(1)	Level 3 security in accordance with fair value hierarchy.

(A)	The rate reported is the 7-day effective yield as of November 30, 2025.

Cl — Class

ETF — Exchange-Traded Fund

Min — Minimum

S&P— Standard & Poor's

Vol — Volatility

Amounts designated as “—” are $0.

SYM-QH-001-0800

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 66.9%

	Shares	Value
EQUITY FUNDS — 66.9%
AQR International Defensive Style Fund, Cl R6	386,030	$6,442,835
Avantis Emerging Markets Equity ETF	163,237	12,536,602
Avantis International Equity ETF	48,604	3,934,494
Avantis International Small Cap Value ETF	68,705	6,368,266
DFA Emerging Markets Portfolio, Cl I	476,661	17,336,159
DFA Emerging Markets Small Cap Portfolio, Cl I	400,645	10,761,330
DFA Emerging Markets Targeted Value Portfolio, Cl I	145,375	1,948,027
DFA International High Relative Profitability Portfolio, Cl I	819,659	12,565,366
DFA International Real Estate Securities, Cl I	1,584,383	6,321,686
DFA International Small Cap Growth Portfolio, Cl I	79,872	1,464,052
DFA International Small Cap Value Portfolio, Cl I	381,128	11,917,873
DFA International Value Portfolio, Cl I	477,629	13,373,609
DFA Large Cap International Portfolio, Cl I (A)	688,570	23,473,349
Dimensional Emerging Markets High Profitability	191,186	6,022,130
iShares MSCI EAFE Min Vol Factor ETF	82,254	7,092,762
iShares MSCI Emerging Markets Min Vol Factor ETF	131,624	8,487,115
Schwab International Small-Cap Equity ETF	47,868	2,211,502
Total Registered Investment Companies
(Cost $96,249,171)		152,257,157
COMMON STOCK — 29.6%

AUSTRALIA — 0.4%
COMMUNICATION SERVICES — 0.1%
REA Group	1,089	139,832

CONSUMER DISCRETIONARY — 0.1%
Wesfarmers	1,889	101,348

CONSUMER STAPLES — 0.0%
Coles Group	4,513	65,956

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
AUSTRALIA — continued
MATERIALS — 0.2%
Anglogold Ashanti	367	$31,289
BlueScope Steel	2,357	37,537
Fortescue	30,993	435,493
		504,319

		811,455

AUSTRIA — 0.1%
FINANCIALS — 0.1%
Erste Group Bank	2,598	283,890

BRAZIL — 0.2%
INDUSTRIALS — 0.0%
WEG	8,000	65,854

MATERIALS — 0.1%
Wheaton Precious Metals	1,709	187,725

UTILITIES — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	10,614	279,891

		533,470

CANADA — 2.3%
CONSUMER DISCRETIONARY — 0.1%
Dollarama	865	123,792

CONSUMER STAPLES — 0.1%
George Weston	2,661	182,517

ENERGY — 0.6%
Canadian Natural Resources	11,994	405,967
Imperial Oil	9,043	904,203
		1,310,170

FINANCIALS — 0.9%
Canadian Imperial Bank of Commerce	691	59,760

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
FINANCIALS — continued
Fairfax Financial Holdings	39	$67,170
Intact Financial	1,902	388,527
National Bank of Canada	6,172	746,347
Royal Bank of Canada	6,482	1,002,770
Sun Life Financial	402	23,833
		2,288,407

INDUSTRIALS — 0.3%
Canadian Pacific Kansas City	3,830	277,501
RB Global	1,530	149,917
WSP Global	1,891	330,856
		758,274

INFORMATION TECHNOLOGY — 0.0%
Constellation Software	28	67,783

MATERIALS — 0.3%
Agnico Eagle Mines	1,914	333,976
Lundin Gold	1,345	113,374
		447,350

UTILITIES — 0.0%
Hydro One	1,413	55,361

		5,233,654

CHILE — 0.1%
MATERIALS — 0.1%
Antofagasta	7,299	267,046

CHINA — 4.7%
COMMUNICATION SERVICES — 0.0%
Tencent Holdings	500	39,505

CONSUMER DISCRETIONARY — 0.8%
Alibaba Group Holding	43,900	863,708
BYD, Cl A	1,800	24,340
BYD, Cl H	7,500	94,257

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
CONSUMER DISCRETIONARY — continued
China Tourism Group Duty Free, Cl A	1,900	$21,286
Geely Automobile Holdings	53,000	115,844
Great Wall Motor, Cl H	82,500	159,359
Haier Smart Home, Cl A	8,942	34,953
Midea Group, Cl A	1,700	19,211
Pop Mart International Group	15,600	452,711
SAIC Motor, Cl A	6,200	13,157
Trip.com Group	650	45,299
		1,844,125

CONSUMER STAPLES — 0.0%
Foshan Haitian Flavouring & Food, Cl A	3,912	20,488
Inner Mongolia Yili Industrial Group, Cl A	7,400	30,769
Kweichow Moutai, Cl A	300	61,594
Luzhou Laojiao, Cl A	900	17,324
		130,175

ENERGY — 0.7%
China Coal Energy, Cl H	72,000	97,282
China Petroleum & Chemical, Cl A	33,400	27,292
China Shenhua Energy, Cl H	116,000	594,484
PetroChina, Cl A	13,400	18,467
PetroChina, Cl H	682,000	762,198
		1,499,723

FINANCIALS — 2.4%
Agricultural Bank of China, Cl A	21,800	24,755
Agricultural Bank of China, Cl H	1,071,000	803,399
Bank of Beijing, Cl A	21,900	17,571
Bank of China, Cl A	11,700	10,036
Bank of China, Cl H	636,000	383,192
Bank of Communications, Cl A	15,200	16,307
Bank of Ningbo, Cl A	6,868	27,539
Bank of Shanghai, Cl A	15,700	21,911
China CITIC Bank, Cl H	384,000	354,186
China Construction Bank, Cl H	547,000	576,255
China Everbright Bank, Cl A	28,900	14,755
China Galaxy Securities, Cl H	82,000	107,642
China Merchants Bank, Cl A	6,500	39,508

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
FINANCIALS — continued
China Merchants Bank, Cl H	41,000	$276,446
China Merchants Securities, Cl A	9,300	21,458
China Pacific Insurance Group, Cl A	4,500	22,170
China Pacific Insurance Group, Cl H	86,600	344,802
China Taiping Insurance Holdings	174,800	391,630
CITIC Securities, Cl A	7,150	27,955
Guotai Junan Securities, Cl A	9,520	25,827
Huatai Securities, Cl A	7,500	22,442
Huatai Securities, Cl H	49,600	116,951
Huaxia Bank, Cl A	8,800	8,620
Industrial & Commercial Bank of China, Cl A	10,600	12,147
Industrial & Commercial Bank of China, Cl H	413,000	342,379
Industrial Bank, Cl A	7,500	22,388
New China Life Insurance, Cl A	2,800	26,100
New China Life Insurance, Cl H	52,900	316,318
People's Insurance Group of China, Cl H	305,000	276,983
PICC Property & Casualty, Cl H	222,000	504,925
Ping An Bank, Cl A	9,600	15,762
Ping An Insurance Group of China, Cl A	3,500	29,261
Postal Savings Bank of China, Cl H	95,000	67,209
Shanghai Pudong Development Bank, Cl A	11,600	18,832
Shenwan Hongyuan Group, Cl A	28,000	20,414
		5,308,075

HEALTH CARE — 0.0%
Akeso *	2,000	31,786
Hansoh Pharmaceutical Group	12,000	62,214
Jiangsu Hengrui Pharmaceuticals, Cl A	5,204	45,812
		139,812

INDUSTRIALS — 0.1%
Airtac International Group	1,046	30,172
COSCO SHIPPING Holdings, Cl H	118,700	202,076
NARI Technology, Cl A	8,668	27,214
Sany Heavy Industry, Cl A	12,800	36,830
Sinotruk Hong Kong	3,000	10,439
		306,731

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
INFORMATION TECHNOLOGY — 0.4%
AAC Technologies Holdings	33,000	$156,155
BOE Technology Group, Cl A	73,200	40,002
BYD Electronic International	14,000	59,954
Luxshare Precision Industry, Cl A	5,769	47,519
Xiaomi, Cl B *	114,600	609,171
		912,801

MATERIALS — 0.3%
Anhui Conch Cement, Cl A	4,300	13,895
Baoshan Iron & Steel, Cl A	31,100	31,906
China Hongqiao Group	140,000	558,021
		603,822

REAL ESTATE — 0.0%
China Merchants Shekou Industrial Zone Holdings, Cl A	8,400	11,011
China Vanke, Cl A *	8,500	6,475
Poly Developments and Holdings Group, Cl A	8,700	8,326
		25,812

		10,810,581

DENMARK — 0.3%
CONSUMER DISCRETIONARY — 0.0%
Pandora	147	17,585

FINANCIALS — 0.2%
Danske Bank	7,431	341,218

INDUSTRIALS — 0.1%
AP Moller - Maersk, Cl B	60	120,026
DSV Panalpina	419	95,665

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
INDUSTRIALS — continued
ROCKWOOL, Cl B	2,040	$68,941
		284,632

		643,435

FINLAND — 0.0%
UTILITIES — 0.0%
Fortum	3,962	81,410

FRANCE — 0.6%
COMMUNICATION SERVICES — 0.1%
Orange	6,646	109,520

CONSUMER DISCRETIONARY — 0.2%
Hermes International SCA	135	329,347

CONSUMER STAPLES — 0.0%
L'Oreal	162	70,641

HEALTH CARE — 0.1%
EssilorLuxottica	851	305,140

INDUSTRIALS — 0.1%
Safran	678	227,848

MATERIALS — 0.1%
Air Liquide	1,282	245,618

REAL ESTATE — 0.0%
Klepierre	622	24,206

		1,312,320

GERMANY — 1.7%
FINANCIALS — 0.8%
Commerzbank	7,098	278,429
Deutsche Boerse	408	109,025
Hannover Rueck	1,224	367,902

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
FINANCIALS — continued
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,006	$1,263,837
		2,019,193

INDUSTRIALS — 0.8%
Rheinmetall	237	405,240
Siemens	4,123	1,093,104
Siemens Energy *	2,099	280,976
		1,779,320

MATERIALS — 0.1%
Heidelberg Materials	652	167,370

		3,965,883

HONG KONG — 0.0%
INDUSTRIALS — 0.0%
Techtronic Industries	4,000	47,044

HUNGARY — 0.2%
ENERGY — 0.0%
MOL Hungarian Oil & Gas	2,037	18,030

FINANCIALS — 0.1%
OTP Bank Nyrt	1,065	110,767

HEALTH CARE — 0.1%
Richter Gedeon Nyrt	9,473	280,319

		409,116

ITALY — 2.5%
CONSUMER DISCRETIONARY — 0.1%
Ferrari	455	178,315

FINANCIALS — 1.9%
BPER Banca SPA	2,340	28,190
Intesa Sanpaolo	375,784	2,436,970

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
ITALY — continued
FINANCIALS — continued
UniCredit	18,597	$1,383,992
Unipol Gruppo	17,174	394,307
		4,243,459

INDUSTRIALS — 0.5%
Leonardo	12,970	710,665
Prysmian	4,988	500,452
		1,211,117

		5,632,891

JAPAN — 4.6%
COMMUNICATION SERVICES — 0.2%
Konami Group	2,500	382,240

CONSUMER DISCRETIONARY — 0.3%
Aisin	2,000	35,632
Panasonic Holdings	10,000	125,194
Sekisui House	1,400	31,407
Sony	13,400	393,368
Sumitomo Electric Industries	2,700	106,437
		692,038

CONSUMER STAPLES — 0.6%
Ajinomoto	12,000	278,556
Japan Tobacco	28,300	1,064,961
		1,343,517

FINANCIALS — 1.0%
Japan Post Insurance	600	16,697
Mitsubishi HC Capital	28,800	230,543
Mitsubishi UFJ Financial Group	19,500	305,878
Mizuho Financial Group	32,900	1,160,763
ORIX	7,000	191,423
Sompo Holdings	3,300	104,560
Sony Financial Holdings *	4,900	4,638

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
FINANCIALS — continued
Sumitomo Mitsui Financial Group	13,700	$414,714
		2,429,216

HEALTH CARE — 0.3%
Chugai Pharmaceutical	3,300	176,776
Daiichi Sankyo	5,700	140,546
Hoya	1,400	210,395
		527,717

INDUSTRIALS — 1.3%
Fujikura	700	81,043
Hitachi	9,000	286,733
IHI	3,700	66,052
ITOCHU	12,100	726,050
Marubeni	14,600	385,542
Mitsubishi Heavy Industries	5,000	126,699
Mitsui	12,000	318,931
Nippon Yusen	22,000	697,077
Obayashi	17,900	365,096
		3,053,223

INFORMATION TECHNOLOGY — 0.7%
Advantest	4,500	599,022
Fujitsu	18,000	477,761
Nomura Research Institute	3,300	131,870
Renesas Electronics	4,200	49,549
TDK	8,700	142,862
		1,401,064

MATERIALS — 0.0%
Nippon Sanso Holdings	2,500	81,441
Nitto Denko	900	22,280
		103,721

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
UTILITIES — 0.2%
Tokyo Gas	11,500	$466,297

		10,399,033

MALAYSIA — 0.0%
COMMUNICATION SERVICES — 0.0%
Telekom Malaysia	63,100	113,358

MEXICO — 0.7%
COMMUNICATION SERVICES — 0.0%
America Movil ADR	3,259	75,218

CONSUMER STAPLES — 0.2%
Arca Continental	14,900	148,959
Coca-Cola Femsa ADR	1,424	124,899
Grupo Bimbo, Ser A	5,900	18,696
		292,554

FINANCIALS — 0.0%
Grupo Financiero Inbursa, Cl O	40,800	97,436

INDUSTRIALS — 0.1%
Grupo Aeroportuario del Sureste ADR	334	100,851
Grupo Carso	24,400	167,613
Promotora y Operadora de Infraestructura	7,800	106,591
		375,055

MATERIALS — 0.4%
Grupo Mexico	24,500	212,673
Southern Copper	4,414	594,947
		807,620

		1,647,883

NETHERLANDS — 0.8%
FINANCIALS — 0.5%
Euronext	2,584	395,843

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — continued
FINANCIALS — continued
NN Group	9,903	$718,437
		1,114,280

INDUSTRIALS — 0.1%
Wolters Kluwer	1,455	154,276

INFORMATION TECHNOLOGY — 0.2%
ASML Holding	436	460,997

		1,729,553

NORWAY — 0.2%
COMMUNICATION SERVICES — 0.2%
Telenor	32,847	474,569

PHILIPPINES — 0.0%
INDUSTRIALS — 0.0%
International Container Terminal Services	1,570	14,533

POLAND — 0.2%
COMMUNICATION SERVICES — 0.1%
CD Projekt	2,247	157,817

CONSUMER DISCRETIONARY — 0.0%
LPP	3	13,975

CONSUMER STAPLES — 0.0%
Dino Polska *	2,830	31,634

FINANCIALS — 0.1%
Bank Polska Kasa Opieki	1,756	96,280

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
POLAND — continued
FINANCIALS — continued
Powszechna Kasa Oszczednosci Bank Polski	5,789	$122,658
		218,938

		422,364

ROMANIA — 0.0%
REAL ESTATE — 0.0%
NEPI Rockcastle	5,267	45,118

RUSSIA — 0.0%
FINANCIALS — 0.0%
Evraz * (1)	29,556	—

SINGAPORE — 0.1%
COMMUNICATION SERVICES — 0.1%
Singapore Telecommunications	43,800	160,256

SOUTH AFRICA — 0.6%
COMMUNICATION SERVICES — 0.1%
MTN Group	23,681	218,859

CONSUMER DISCRETIONARY — 0.0%
Pepkor Holdings	32,790	50,192

CONSUMER STAPLES — 0.0%
Shoprite Holdings	2,080	33,373

FINANCIALS — 0.2%
Discovery	9,624	123,701
FirstRand	6,672	31,837
Old Mutual	11,538	9,402
Sanlam	46,972	252,072
		417,012

MATERIALS — 0.3%
Harmony Gold Mining ADR	19,012	373,776

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
MATERIALS — continued
Sibanye Stillwater *	68,981	$227,618
		601,394

		1,320,830

SOUTH KOREA — 1.6%
COMMUNICATION SERVICES — 0.0%
HYBE	71	14,507
Kakao	1,737	69,564
Krafton *	56	9,835
NAVER	61	10,157
		104,063

CONSUMER DISCRETIONARY — 0.2%
Coway	420	24,630
Kia	5,045	391,994
		416,624

CONSUMER STAPLES — 0.1%
KT&G	2,730	270,453

ENERGY — 0.0%
HD Hyundai	196	26,256

FINANCIALS — 0.6%
DB Insurance	1,519	129,009
Hana Financial Group	2,771	176,305
KB Financial Group	4,476	381,824
Meritz Financial Group	2,356	174,496
NH Investment & Securities	14,968	210,829
Samsung Fire & Marine Insurance	303	99,408
Samsung Life Insurance	441	45,991
		1,217,862

HEALTH CARE — 0.0%
Alteogen *	94	34,181

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
INDUSTRIALS — 0.5%
Hanwha Aerospace	532	$308,819
HD Hyundai Heavy Industries	334	121,866
HMM	786	10,254
LS Electric	512	160,720
SK Square *	1,961	400,415
		1,002,074

INFORMATION TECHNOLOGY — 0.1%
Samsung Electronics	1,226	84,205
SK Hynix	641	232,183
		316,388

MATERIALS — 0.1%
Korea Zinc	203	186,017

		3,573,918

SPAIN — 1.7%
FINANCIALS — 1.5%
Banco Bilbao Vizcaya Argentaria	35,047	757,264
Banco Santander	122,982	1,318,816
CaixaBank	110,550	1,234,072
		3,310,152

UTILITIES — 0.2%
Iberdrola	23,846	503,186

		3,813,338

SWEDEN — 0.8%
COMMUNICATION SERVICES — 0.3%
Tele2, Cl B	28,241	449,961
Telia	94,124	378,159
		828,120

FINANCIALS — 0.3%
Investor, Cl B	11,172	380,422

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
FINANCIALS — continued
Skandinaviska Enskilda Banken, Cl A	15,724	$312,919
		693,341

INDUSTRIALS — 0.2%
Alfa Laval	4,917	232,576
Atlas Copco, Cl A	10,740	182,520
		415,096

		1,936,557

SWITZERLAND — 0.5%
CONSUMER STAPLES — 0.0%
Chocoladefabriken Lindt & Spruengli	5	73,593

FINANCIALS — 0.5%
Partners Group Holding	42	49,843
Swiss Life Holding	127	139,261
Zurich Insurance Group	1,088	782,082
		971,186

REAL ESTATE — 0.0%
Swiss Prime Site	199	29,338

		1,074,117

TAIWAN — 2.2%
FINANCIALS — 0.5%
Chailease Holding	8,079	26,549
CTBC Financial Holding	75,000	103,915
E.Sun Financial Holding	279,614	270,542
Fubon Financial Holding	67,850	200,400
Mega Financial Holding	57,465	73,477
SinoPac Financial Holdings	58,263	50,076
Taishin Financial Holding	216,533	124,621
Taiwan Cooperative Financial Holding	164,796	125,310
Yuanta Financial Holding	195,329	224,952
		1,199,842

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
INDUSTRIALS — 0.0%
Evergreen Marine Taiwan	14,600	$83,629

INFORMATION TECHNOLOGY — 1.7%
Accton Technology	15,000	491,427
Acer	39,000	33,919
ASE Technology Holding	20,000	146,704
Compal Electronics	18,000	16,871
Delta Electronics	8,000	238,484
Hon Hai Precision Industry	81,000	583,681
Inventec	15,000	20,889
Lite-On Technology	70,000	355,665
MediaTek	6,000	267,378
Micro-Star International	5,000	17,163
Novatek Microelectronics	25,000	310,749
Quanta Computer	4,000	36,055
Realtek Semiconductor	21,000	349,464
Synnex Technology International	12,000	24,070
United Microelectronics	310,000	455,158
Wiwynn	1,000	146,110
Zhen Ding Technology Holding	33,000	153,396
		3,647,183

		4,930,654

THAILAND — 0.1%
COMMUNICATION SERVICES — 0.1%
Advanced Info Service NVDR	20,700	197,855

ENERGY — 0.0%
PTT Exploration & Production NVDR	4,900	16,224

		214,079

TÜRKIYE — 0.3%
CONSUMER DISCRETIONARY — 0.1%
Ford Otomotiv Sanayi	33,060	73,643

FINANCIALS — 0.2%
Akbank	46,343	70,703
Haci Omer Sabanci Holding	142,793	275,474

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
TÜRKIYE — continued
FINANCIALS — continued
Turkiye Is Bankasi, Cl C	558,779	$178,701
		524,878

INDUSTRIALS — 0.0%
Turk Hava Yollari AO	3,202	20,565

		619,086

UNITED KINGDOM — 1.5%
COMMUNICATION SERVICES — 0.0%
Auto Trader Group	3,155	26,696
BT Group, Cl A	16,340	39,208
		65,904

CONSUMER DISCRETIONARY — 0.0%
Next	430	80,471

CONSUMER STAPLES — 0.9%
British American Tobacco	12,891	757,357
Imperial Brands	26,568	1,129,313
J Sainsbury	5,192	22,157
Tesco	18,090	107,948
		2,016,775

FINANCIALS — 0.0%
HSBC Holdings	2,844	40,327

HEALTH CARE — 0.0%
AstraZeneca	170	31,539

INDUSTRIALS — 0.6%
Ashtead Group	2,476	158,478
BAE Systems	17,152	373,772
Rolls-Royce Holdings	39,847	562,753
		1,095,003

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
UTILITIES — 0.0%
SSE	1,149	$33,449

		3,363,468

UNITED STATES — 0.6%
ENERGY — 0.0%
Tenaris	5,936	119,383

INDUSTRIALS — 0.6%
Experian	5,803	255,170
Schneider Electric	4,005	1,077,442
		1,332,612

		1,451,995
Total Common Stock
(Cost $29,625,031)		67,336,904
PREFERRED STOCK — 0.0%

BRAZIL — 0.0%
UTILITIES — 0.0%
Cia Energetica de Minas Gerais(2)	9,294	19,984

Total Preferred Stock
(Cost $12,407)		19,984
WARRANTS — 0.0%

	Number of Warrants
Constellation Software, Expires 08/22/28(1)	28	—

Total Warrants
(Cost $–)		—

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

SHORT-TERM INVESTMENT — 3.1%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 4.020% (B)
(Cost $7,113,279)	7,113,279	$7,113,279

Total Investments — 99.6%
(Cost $132,999,888)		$226,727,324

A list of open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
IFSC Nifty50 Index	92	Dec-2025	$4,834,534	$4,855,208	$20,674
MSCI EAFE Index	11	Dec-2025	1,536,345	1,550,395	14,050
			$6,370,879	$6,405,603	$34,724

Percentages are based on Net Assets of $227,635,508.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of November 30, 2025.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

IFSC — International Financial Service Centre

Min — Minimum

NVDR — Non-Voting Depositary Receipt

NYRT — Nyilvánosan működő Részvénytársaság (public limited company)

Ser — Series

Vol — Volatility

Amounts designated as “—” are $0.

SYM-QH-001-0800

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 57.6%

	Shares	Value
AUSTRALIA — 0.2%
COMMUNICATION SERVICES — 0.0%
REA Group	734	$94,248

CONSUMER DISCRETIONARY — 0.0%
Wesfarmers	1,077	57,783

MATERIALS — 0.2%
Anglogold Ashanti	3,199	273,879
BlueScope Steel	1,841	29,319
Fortescue	24,313	341,631
		644,829

		796,860

AUSTRIA — 0.1%
FINANCIALS — 0.1%
Erste Group Bank	2,210	241,492

BELGIUM — 0.0%
HEALTH CARE — 0.0%
UCB	94	26,266

BRAZIL — 0.1%
COMMUNICATION SERVICES — 0.0%
TIM	8,000	37,614

FINANCIALS — 0.0%
Banco Bradesco ADR	11,367	42,058

MATERIALS — 0.0%
Wheaton Precious Metals	1,224	134,450

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
UTILITIES — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,800	$179,782

		393,904

CANADA — 0.9%
CONSUMER DISCRETIONARY — 0.0%
Dollarama	718	102,755

CONSUMER STAPLES — 0.0%
George Weston	1,536	105,354

ENERGY — 0.3%
Canadian Natural Resources	12,835	434,432
Imperial Oil	6,944	694,325
		1,128,757

FINANCIALS — 0.3%
Fairfax Financial Holdings	12	20,668
Intact Financial	1,593	325,407
National Bank of Canada	4,302	520,218
Royal Bank of Canada	1,750	270,726
Sun Life Financial	315	18,675
		1,155,694

INDUSTRIALS — 0.2%
Canadian Pacific Kansas City	3,055	221,349
RB Global	1,078	105,628
WSP Global	1,366	239,000
		565,977

INFORMATION TECHNOLOGY — 0.0%
Celestica *	184	63,229
CGI, Cl A	253	22,539
Constellation Software	22	53,258
		139,026

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
MATERIALS — 0.1%
Agnico Eagle Mines	1,438	$250,918
Lundin Gold	1,661	140,011
		390,929

UTILITIES — 0.0%
Hydro One	1,426	55,870

		3,644,362

CHILE — 0.0%
MATERIALS — 0.0%
Antofagasta	5,161	188,824

CHINA — 2.1%
COMMUNICATION SERVICES — 0.1%
Tencent Holdings	2,200	173,822

CONSUMER DISCRETIONARY — 0.3%
Alibaba Group Holding	28,900	568,591
BYD, Cl A	1,200	16,227
BYD, Cl H	3,000	37,703
China Tourism Group Duty Free, Cl A	1,400	15,685
Geely Automobile Holdings	38,000	83,058
Great Wall Motor, Cl H	60,500	116,863
Haier Smart Home, Cl A	5,141	20,095
Midea Group, Cl A	900	10,170
Pop Mart International Group	12,400	359,847
SAIC Motor, Cl A	4,600	9,762
Trip.com Group	750	52,268
		1,290,269

CONSUMER STAPLES — 0.0%
Foshan Haitian Flavouring & Food, Cl A	3,088	16,172
Inner Mongolia Yili Industrial Group, Cl A	4,100	17,048
Jiangsu Yanghe Distillery, Cl A	900	8,423
Kweichow Moutai, Cl A	200	41,063
Luzhou Laojiao, Cl A	700	13,475
Wuliangye Yibin, Cl A	800	13,343

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
CONSUMER STAPLES — continued
Yonghui Superstores, Cl A *	9,900	$5,691
		115,215

ENERGY — 0.3%
China Coal Energy, Cl H	84,000	113,496
China Petroleum & Chemical, Cl A	17,600	14,381
China Shenhua Energy, Cl H	100,500	515,049
PetroChina, Cl A	7,100	9,785
PetroChina, Cl H	484,000	540,914
		1,193,625

FINANCIALS — 1.1%
Agricultural Bank of China, Cl A	16,700	18,963
Agricultural Bank of China, Cl H	831,000	623,365
Bank of Beijing, Cl A	15,300	12,276
Bank of China, Cl A	10,200	8,750
Bank of China, Cl H	85,000	51,213
Bank of Communications, Cl A	12,100	12,981
Bank of Ningbo, Cl A	4,440	17,803
Bank of Shanghai, Cl A	11,197	15,626
China CITIC Bank, Cl H	280,000	258,260
China Construction Bank, Cl H	525,000	553,078
China Everbright Bank, Cl A	26,600	13,581
China Galaxy Securities, Cl H	66,500	87,295
China Life Insurance, Cl H	29,000	100,629
China Merchants Bank, Cl A	5,000	30,391
China Merchants Bank, Cl H	31,500	212,392
China Merchants Securities, Cl A	5,500	12,690
China Pacific Insurance Group, Cl A	2,800	13,795
China Pacific Insurance Group, Cl H	39,600	157,669
China Taiping Insurance Holdings	144,200	323,072
Guotai Junan Securities, Cl A	7,145	19,384
Huatai Securities, Cl A	7,100	21,245
Huatai Securities, Cl H	39,600	93,373
Huaxia Bank, Cl A	6,500	6,367
Industrial & Commercial Bank of China, Cl A	10,100	11,574
Industrial & Commercial Bank of China, Cl H	418,000	346,524
Industrial Bank, Cl A	5,400	16,120
New China Life Insurance, Cl A	2,000	18,643

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
FINANCIALS — continued
New China Life Insurance, Cl H	40,700	$243,368
People's Insurance Group of China, Cl H	104,000	94,447
PICC Property & Casualty, Cl H	168,000	382,105
Ping An Bank, Cl A	7,000	11,493
Ping An Insurance Group of China, Cl A	1,200	10,032
Shanghai Pudong Development Bank, Cl A	10,000	16,234
Shenwan Hongyuan Group, Cl A	19,800	14,436
		3,829,174

HEALTH CARE — 0.0%
Hansoh Pharmaceutical Group	14,000	72,583
Jiangsu Hengrui Pharmaceuticals, Cl A	3,520	30,987
		103,570

INDUSTRIALS — 0.1%
Airtac International Group	1,046	30,171
China Communications Services, Cl H	22,000	13,783
COSCO SHIPPING Holdings, Cl H	96,250	163,857
NARI Technology, Cl A	6,583	20,668
Sany Heavy Industry, Cl A	9,500	27,335
		255,814

INFORMATION TECHNOLOGY — 0.1%
AAC Technologies Holdings	22,000	104,103
BOE Technology Group, Cl A	49,900	27,269
BYD Electronic International	11,000	47,107
Luxshare Precision Industry, Cl A	4,315	35,543
Xiaomi, Cl B *	83,200	442,260
		656,282

MATERIALS — 0.1%
Anhui Conch Cement, Cl A	3,288	10,625
Baoshan Iron & Steel, Cl A	24,600	25,237
China Hongqiao Group	105,500	420,509
		456,371

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
REAL ESTATE — 0.0%
China Merchants Shekou Industrial Zone Holdings, Cl A	6,200	$8,127
Poly Developments and Holdings Group, Cl A	6,900	6,604
		14,731

		8,088,873

DENMARK — 0.2%
CONSUMER DISCRETIONARY — 0.0%
Pandora	440	52,637

FINANCIALS — 0.1%
Danske Bank	7,177	329,555

INDUSTRIALS — 0.1%
AP Moller - Maersk, Cl B	37	74,016
DSV Panalpina	413	94,295
ROCKWOOL, Cl B	1,190	40,215
		208,526

		590,718

FINLAND — 0.0%
INDUSTRIALS — 0.0%
Wartsila Abp	1,330	43,157

FRANCE — 0.4%
COMMUNICATION SERVICES — 0.1%
Orange	32,136	529,572

CONSUMER DISCRETIONARY — 0.1%
Hermes International SCA	98	239,081

CONSUMER STAPLES — 0.0%
L'Oreal	36	15,698

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
HEALTH CARE — 0.1%
EssilorLuxottica	578	$207,251

INDUSTRIALS — 0.1%
Safran	787	264,479

MATERIALS — 0.0%
Air Liquide	893	171,090

		1,427,171

GERMANY — 0.7%
FINANCIALS — 0.4%
Commerzbank	10,794	423,410
Deutsche Boerse	247	66,003
Hannover Rueck	1,226	368,503
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,286	810,216
		1,668,132

INDUSTRIALS — 0.3%
Rheinmetall	227	388,141
Siemens	1,980	524,944
Siemens Energy *	582	77,908
		990,993

MATERIALS — 0.0%
Heidelberg Materials	176	45,180

UTILITIES — 0.0%
RWE	433	21,986

		2,726,291

GUATEMALA — 0.1%
COMMUNICATION SERVICES — 0.1%
Millicom International Cellular	3,613	191,742

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
HONG KONG — 0.0%
INDUSTRIALS — 0.0%
Techtronic Industries	2,500	$29,402

HUNGARY — 0.1%
FINANCIALS — 0.0%
OTP Bank Nyrt	1,042	108,375

HEALTH CARE — 0.1%
Richter Gedeon Nyrt	7,826	231,582

		339,957

INDONESIA — 0.0%
FINANCIALS — 0.0%
Bank Mandiri Persero	222,200	64,541

IRELAND — 0.1%
INFORMATION TECHNOLOGY — 0.1%
Accenture, Cl A	1,957	489,250

ITALY — 1.0%
CONSUMER DISCRETIONARY — 0.0%
Ferrari	239	93,664

FINANCIALS — 0.7%
Intesa Sanpaolo	227,211	1,473,470
UniCredit	18,029	1,341,722
		2,815,192

INDUSTRIALS — 0.3%
Leonardo	11,312	619,818

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
ITALY — continued
INDUSTRIALS — continued
Prysmian	4,171	$418,481
		1,038,299

		3,947,155

JAPAN — 2.0%
COMMUNICATION SERVICES — 0.1%
Konami Group	1,900	290,502

CONSUMER DISCRETIONARY — 0.1%
Aisin	9,000	160,345
Panasonic Holdings	11,500	143,974
Sekisui House	600	13,460
Sony	13,000	381,625
Sumitomo Electric Industries	4,100	161,626
		861,030

CONSUMER STAPLES — 0.3%
Ajinomoto	9,600	222,845
Japan Tobacco	21,300	801,543
		1,024,388

FINANCIALS — 0.5%
Japan Post Insurance	3,600	100,179
Mitsubishi HC Capital	30,000	240,149
Mitsubishi UFJ Financial Group	15,200	238,428
Mizuho Financial Group	23,400	825,589
ORIX	7,300	199,626
Sompo Holdings	3,000	95,055
Sony Financial Holdings *	6,000	5,680
Sumitomo Mitsui Financial Group	4,100	124,111
		1,828,817

HEALTH CARE — 0.0%
Chugai Pharmaceutical	2,100	112,494
Daiichi Sankyo	4,500	110,958

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
HEALTH CARE — continued
Hoya	700	$105,197
		328,649

INDUSTRIALS — 0.7%
Fujikura	700	81,043
Hitachi	4,100	130,623
IHI	4,000	71,408
ITOCHU	9,400	564,039
Marubeni	12,500	330,087
Mitsui	11,000	292,353
Mitsui OSK Lines	1,600	45,450
Nippon Yusen	19,700	624,201
Obayashi	8,900	181,528
		2,320,732

INFORMATION TECHNOLOGY — 0.2%
Advantest	3,400	452,594
Fujitsu	14,000	371,592
Nomura Research Institute	2,400	95,906
TDK	6,000	98,526
		1,018,618

MATERIALS — 0.0%
Nippon Sanso Holdings	1,800	58,637
Nitto Denko	3,000	74,267
		132,904

UTILITIES — 0.1%
Tokyo Gas	4,300	174,354

		7,979,994

MALAYSIA — 0.0%
COMMUNICATION SERVICES — 0.0%
Telekom Malaysia	43,200	77,608

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
MEXICO — 0.3%
CONSUMER STAPLES — 0.0%
Arca Continental	11,400	$113,969
Coca-Cola Femsa ADR	1,093	95,867
Grupo Bimbo, Ser A	16,700	52,920
		262,756

FINANCIALS — 0.0%
Grupo Financiero Inbursa, Cl O	35,700	85,256

INDUSTRIALS — 0.1%
Grupo Carso	17,100	117,466
Promotora y Operadora de Infraestructura	10,290	140,618
		258,084

MATERIALS — 0.2%
Cemex ADR	2,482	26,781
Grupo Mexico	14,300	124,132
Southern Copper	3,542	477,371
		628,284

		1,234,380

NETHERLANDS — 0.4%
FINANCIALS — 0.2%
ABN AMRO Bank	319	10,805
Euronext	1,968	301,478
NN Group	8,285	601,055
		913,338

INDUSTRIALS — 0.0%
Wolters Kluwer	998	105,820

INFORMATION TECHNOLOGY — 0.2%
ASML Holding	472	499,061

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — continued
INFORMATION TECHNOLOGY — continued
NXP Semiconductors	1,074	$209,366
		708,427

		1,727,585

NORWAY — 0.1%
COMMUNICATION SERVICES — 0.1%
Telenor	30,720	443,838

PHILIPPINES — 0.0%
FINANCIALS — 0.0%
Metropolitan Bank & Trust	24,600	27,686

POLAND — 0.1%
COMMUNICATION SERVICES — 0.0%
CD Projekt	665	46,706

CONSUMER DISCRETIONARY — 0.0%
LPP	6	27,950

CONSUMER STAPLES — 0.0%
Dino Polska *	1,830	20,456

FINANCIALS — 0.1%
Bank Polska Kasa Opieki	1,687	92,496
Powszechna Kasa Oszczednosci Bank Polski	7,038	149,123
		241,619

		336,731

ROMANIA — 0.0%
REAL ESTATE — 0.0%
NEPI Rockcastle	5,921	50,721

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
RUSSIA — 0.0%
FINANCIALS — 0.0%
Evraz * (1)	16,851	$—

SAUDI ARABIA — 0.0%
COMMUNICATION SERVICES — 0.0%
Etihad Etisalat	2,768	46,406

SOUTH AFRICA — 0.2%
COMMUNICATION SERVICES — 0.0%
MTN Group	15,428	142,585

CONSUMER STAPLES — 0.0%
Shoprite Holdings	2,772	44,476

FINANCIALS — 0.0%
Discovery	1,948	25,038
FirstRand	5,526	26,369
		51,407

MATERIALS — 0.2%
Gold Fields ADR	240	10,294
Harmony Gold Mining ADR	13,821	271,721
Sibanye Stillwater *	53,377	176,129
		458,144

		696,612

SOUTH KOREA — 0.7%
COMMUNICATION SERVICES — 0.0%
Kakao	1,156	46,296
Krafton *	374	65,682
		111,978

CONSUMER DISCRETIONARY — 0.1%
Coupang, Cl A *	1,694	47,703
Coway	429	25,157

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
CONSUMER DISCRETIONARY — continued
Kia	3,952	$307,069
		379,929

CONSUMER STAPLES — 0.0%
KT&G	1,054	104,416

FINANCIALS — 0.3%
DB Insurance	1,142	96,990
Hana Financial Group	3,889	247,438
KB Financial Group	2,990	255,061
Meritz Financial Group	1,869	138,427
NH Investment & Securities	14,168	199,561
Samsung Fire & Marine Insurance	256	83,988
		1,021,465

HEALTH CARE — 0.0%
Alteogen *	44	16,000

INDUSTRIALS — 0.2%
Hanwha Aerospace	411	238,580
HD Hyundai Heavy Industries	306	111,650
LS Electric	383	120,226
SK Square *	1,478	301,792
		772,248

INFORMATION TECHNOLOGY — 0.1%
Samsung Electronics	873	59,960
SK Hynix	413	149,597
		209,557

MATERIALS — 0.0%
Korea Zinc	112	102,630

		2,718,223

SPAIN — 0.6%
FINANCIALS — 0.5%
Banco Bilbao Vizcaya Argentaria	17,512	378,384

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SPAIN — continued
FINANCIALS — continued
Banco Santander	70,225	$753,068
CaixaBank	86,144	961,627
		2,093,079

UTILITIES — 0.1%
Iberdrola	18,507	390,525

		2,483,604

SWEDEN — 0.4%
COMMUNICATION SERVICES — 0.2%
Tele2, Cl B	14,732	234,723
Telia	75,672	304,025
		538,748

FINANCIALS — 0.2%
Investor, Cl B	10,944	372,658
Skandinaviska Enskilda Banken, Cl A	15,002	298,551
		671,209

INDUSTRIALS — 0.0%
Alfa Laval	4,339	205,236
Atlas Copco, Cl A	2,768	47,041
Epiroc, Cl A	1,316	28,267
		280,544

		1,490,501

SWITZERLAND — 0.3%
CONSUMER STAPLES — 0.0%
Chocoladefabriken Lindt & Spruengli	5	73,593

FINANCIALS — 0.2%
Partners Group Holding	76	90,192
Swiss Life Holding	60	65,792
UBS Group	1,015	39,164

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
FINANCIALS — continued
Zurich Insurance Group	839	$603,095
		798,243

HEALTH CARE — 0.0%
Sonova Holding	106	26,454

INFORMATION TECHNOLOGY — 0.1%
TE Connectivity	1,162	262,786

		1,161,076

TAIWAN — 1.0%
FINANCIALS — 0.2%
Chailease Holding	2,641	8,677
E.Sun Financial Holding	222,599	215,378
Fubon Financial Holding	20,418	60,306
Hua Nan Financial Holdings	19,089	17,922
Mega Financial Holding	29,796	38,099
SinoPac Financial Holdings	27,902	23,982
Taishin Financial Holding	154,493	88,915
Taiwan Cooperative Financial Holding	150,959	114,789
Yuanta Financial Holding	170,199	196,011
		764,079

INDUSTRIALS — 0.0%
Evergreen Marine Taiwan	16,800	96,231

INFORMATION TECHNOLOGY — 0.8%
Accton Technology	11,000	360,380
Acer	42,000	36,528
Advantech	4,058	37,322
ASE Technology Holding	33,000	242,061
Asustek Computer	2,000	38,382
Compal Electronics	17,000	15,934
Delta Electronics	9,000	268,294
Hon Hai Precision Industry	59,000	425,150
Lite-On Technology	10,000	50,809
MediaTek	6,000	267,378
Micro-Star International	17,000	58,355

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
INFORMATION TECHNOLOGY — continued
Novatek Microelectronics	17,000	$211,309
Realtek Semiconductor	15,000	249,617
Synnex Technology International	32,000	64,187
United Microelectronics	202,000	296,587
Wiwynn	1,000	146,110
Zhen Ding Technology Holding	26,000	120,857
		2,889,260

		3,749,570

TÜRKIYE — 0.2%
COMMUNICATION SERVICES — 0.0%
Turkcell Iletisim Hizmetleri	29,483	65,016

CONSUMER DISCRETIONARY — 0.0%
Ford Otomotiv Sanayi	24,800	55,243

CONSUMER STAPLES — 0.0%
BIM Birlesik Magazalar	7,126	90,110

FINANCIALS — 0.2%
Akbank	33,109	50,513
Haci Omer Sabanci Holding	105,474	203,479
Turkiye Is Bankasi, Cl C	386,389	123,570
		377,562

INDUSTRIALS — 0.0%
Turk Hava Yollari AO	2,594	16,660

		604,591

UNITED KINGDOM — 0.7%
CONSUMER DISCRETIONARY — 0.0%
Flutter Entertainment *	496	103,570
Next	390	72,985
Pearson	1,585	20,962
		197,517

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
CONSUMER STAPLES — 0.4%
British American Tobacco	5,252	$308,560
Imperial Brands	20,915	889,024
J Sainsbury	47,269	201,726
		1,399,310

FINANCIALS — 0.0%
Admiral Group	254	10,663
HSBC Holdings	6,445	91,387
Legal & General Group	25,875	84,670
NatWest Group	11,638	97,195
		283,915

HEALTH CARE — 0.1%
AstraZeneca	1,371	254,350

INDUSTRIALS — 0.2%
Ashtead Group	1,136	72,710
BAE Systems	12,198	265,816
Rolls-Royce Holdings	23,217	327,890
		666,416

UTILITIES — 0.0%
Centrica	7,314	16,622
SSE	784	22,823
		39,445

		2,840,953

UNITED STATES — 44.6%
COMMUNICATION SERVICES — 4.4%
Alphabet, Cl A	13,930	4,460,107
Alphabet, Cl C	6,751	2,161,130
AT&T	16,101	418,948
Charter Communications, Cl A *	631	126,276
Comcast, Cl A	10,581	282,407
Electronic Arts	977	197,383
Fox, Cl A	1,383	90,587
Fox, Cl B	1,153	67,174
Liberty Media -Liberty Formula One, Cl A *	600	52,728

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Liberty Media -Liberty Formula One, Cl C *	946	$90,797
Live Nation Entertainment *	922	121,197
Meta Platforms, Cl A	8,857	5,738,893
Netflix *	10,300	1,108,074
News, Cl B	1,712	50,384
Reddit, Cl A *	231	50,005
ROBLOX, Cl A *	2,100	199,563
Spotify Technology *	454	271,887
Take-Two Interactive Software *	647	159,207
TKO Group Holdings, Cl A	262	50,799
T-Mobile US	2,052	428,889
Trade Desk, Cl A *	389	15,389
Verizon Communications	12,495	513,669
Walt Disney	1,937	202,358
Warner Bros Discovery *	15,287	366,888
		17,224,739

CONSUMER DISCRETIONARY — 4.1%
Airbnb, Cl A *	496	58,027
Amazon.com *	13,634	3,179,722
AutoNation *	4,486	947,847
AutoZone *	113	446,839
Booking Holdings	47	230,990
Burlington Stores *	389	98,117
Carnival *	5,033	129,751
Carvana, Cl A *	383	143,434
Chipotle Mexican Grill, Cl A *	4,140	142,913
Choice Hotels International	272	24,823
Darden Restaurants	621	111,519
Dick's Sporting Goods	2,247	464,163
DoorDash, Cl A *	412	81,728
DR Horton	4,399	699,485
eBay	2,574	213,101
Expedia Group	306	78,241
Ford Motor	12,647	167,952
Garmin	547	106,840
General Motors	4,309	316,798
Genuine Parts	797	103,929
Hilton Worldwide Holdings	565	161,042
Home Depot	1,796	641,028

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Las Vegas Sands	1,895	$129,163
Lennar, Cl A	681	89,415
Lennar, Cl B	77	9,516
Lowe's	1,019	247,087
Lululemon Athletica *	249	45,861
Marriott International, Cl A	590	179,826
McDonald's	995	310,261
NIKE, Cl B	3,410	220,388
NVR *	33	247,741
O'Reilly Automotive *	4,215	428,666
Penske Automotive Group	3,074	497,127
Pool	266	64,798
PulteGroup	1,998	254,126
Ralph Lauren, Cl A	503	184,767
Ross Stores	1,244	219,392
Royal Caribbean Cruises	4,044	1,076,715
Starbucks	2,707	235,807
Tapestry	316	34,533
Tesla *	1,954	840,552
TJX	3,664	556,635
Tractor Supply	7,180	393,320
Ulta Beauty *	245	132,013
Williams-Sonoma	5,264	947,573
Yum! Brands	686	105,102
		15,998,673

CONSUMER STAPLES — 2.2%
Altria Group	3,770	222,468
Archer-Daniels-Midland	991	60,193
Casey's General Stores	473	269,828
Coca-Cola	5,320	388,998
Colgate-Palmolive	2,292	184,254
Constellation Brands, Cl A	1,035	141,153
Costco Wholesale	643	587,438
Dollar General	1,055	115,512
Dollar Tree *	923	102,278
Estee Lauder, Cl A	451	42,426
General Mills	2,434	115,250
Hershey	837	157,423
Kenvue	8,499	147,458

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Keurig Dr Pepper	3,013	$84,063
Kimberly-Clark	811	88,496
Kraft Heinz	4,207	107,321
Kroger	4,181	281,298
McCormick	580	39,093
Mondelez International, Cl A	3,546	204,143
Monster Beverage *	2,759	206,897
PepsiCo	3,293	489,801
Philip Morris International	2,109	332,125
Procter & Gamble	4,542	672,943
Sysco	1,999	152,324
Target	2,127	192,749
US Foods Holding *	859	67,577
Walmart	29,052	3,210,536
		8,664,045

ENERGY — 1.8%
Baker Hughes, Cl A	4,219	211,794
Cheniere Energy	852	177,608
Chesapeake Energy	575	70,110
Chevron	4,278	646,508
ConocoPhillips	4,474	396,799
Devon Energy	3,762	139,420
Diamondback Energy	3,158	481,879
EOG Resources	2,677	288,714
EQT	3,071	186,901
Exxon Mobil	6,997	811,092
Halliburton	5,489	143,922
Kinder Morgan	6,341	173,236
Marathon Petroleum	2,902	562,204
Occidental Petroleum	4,970	208,740
ONEOK	2,300	167,486
Phillips 66	1,176	161,065
Schlumberger	4,535	164,348
Targa Resources	6,980	1,223,664
Tenaris	6,377	128,252
Texas Pacific Land	69	59,636
Valero Energy	1,767	312,335

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Williams	3,561	$216,972
		6,932,685

FINANCIALS — 6.9%
Affirm Holdings, Cl A *	693	49,168
Aflac	3,243	357,735
Allstate	2,219	472,603
American Express	1,137	415,312
American International Group	2,638	200,910
Ameriprise Financial	1,828	833,093
Aon, Cl A	1,169	413,733
Apollo Global Management	969	127,763
Arch Capital Group *	1,454	136,560
Ares Management, Cl A	145	22,743
Arthur J Gallagher	528	130,743
Assurant	1,057	241,165
Assured Guaranty	510	46,175
Bank of America	9,968	534,783
Bank of New York Mellon	1,903	213,326
Bank OZK	2,910	133,918
Berkshire Hathaway, Cl B *	2,626	1,349,265
BlackRock Funding	213	223,075
Blackstone, Cl A	238	34,848
Block, Cl A *	968	64,662
Brown & Brown	1,232	99,090
Capital One Financial	1,926	421,851
Carlyle Group	1,244	67,835
Cboe Global Markets	418	107,915
Charles Schwab	2,422	224,592
Chubb	901	266,858
Cincinnati Financial	763	127,871
Citigroup	14,303	1,481,791
Citizens Financial Group	2,164	117,072
CME Group, Cl A	722	203,214
Coinbase Global, Cl A *	407	111,038
Comerica	1,667	133,993
Corebridge Financial	2,089	62,712
Corpay *	369	109,150
East West Bancorp	3,823	407,914
Fidelity National Financial	2,434	144,653

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Fidelity National Information Services	1,469	$96,616
Fifth Third Bancorp	3,609	156,847
First American Financial	1,333	87,658
First Citizens BancShares, Cl A	130	244,126
Fiserv *	1,407	86,488
Goldman Sachs Group	805	664,962
Hartford Financial Services Group	2,749	376,695
Huntington Bancshares	4,380	71,394
Interactive Brokers Group, Cl A	652	42,393
Intercontinental Exchange	1,625	255,613
Jefferies Financial Group	1,798	103,493
JPMorgan Chase	16,434	5,145,157
KeyCorp	3,591	66,003
KKR	1,027	125,612
Loews	807	87,051
LPL Financial Holdings	431	153,453
M&T Bank	807	153,508
Markel Group *	66	137,309
Marsh & McLennan	1,971	361,580
Mastercard, Cl A	1,321	727,250
MetLife	2,727	208,779
Moody's	554	271,892
Morgan Stanley	6,819	1,156,912
MSCI, Cl A	229	129,092
Nasdaq	3,894	354,042
Northern Trust	930	122,146
PayPal Holdings	3,222	201,987
PNC Financial Services Group	1,082	206,359
Principal Financial Group	1,334	113,150
Progressive	4,348	994,779
Prudential Financial	1,002	108,467
Raymond James Financial	865	135,407
Regions Financial	6,591	167,741
Robinhood Markets, Cl A *	3,693	474,514
Rocket, Cl A	2,356	47,073
S&P Global	487	242,930
SoFi Technologies *	1,762	52,367
State Street	1,537	182,934
Synchrony Financial	2,305	178,315
T Rowe Price Group	1,241	127,054
Toast, Cl A *	1,524	52,106

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Tradeweb Markets, Cl A	588	$64,010
Travelers	1,239	362,854
Truist Financial	3,566	165,819
US Bancorp	3,586	175,893
Visa, Cl A	2,419	809,010
Wells Fargo	4,772	409,676
Willis Towers Watson	543	174,303
WR Berkley	3,753	291,571
		27,213,519

HEALTH CARE — 4.4%
Abbott Laboratories	1,856	239,238
AbbVie	4,278	974,101
Agilent Technologies	1,242	190,647
Alnylam Pharmaceuticals *	380	171,467
Amgen	871	300,896
Becton Dickinson	873	169,379
Biogen *	409	74,475
Boston Scientific *	2,069	210,169
Bristol-Myers Squibb	8,267	406,736
Cardinal Health	1,059	224,783
Cencora, Cl A	1,942	716,462
Centene *	912	35,878
Chemed	99	43,480
Cigna Group	1,452	402,611
Corcept Therapeutics *	388	30,807
CVS Health	2,882	231,597
Danaher	1,675	379,856
DexCom *	1,027	65,184
Edwards Lifesciences *	1,770	153,406
Elevance Health	610	206,339
Eli Lilly	2,747	2,954,316
GE HealthCare Technologies	2,393	191,416
Gilead Sciences	3,975	500,214
GRAIL *	58	6,403
HCA Healthcare	2,897	1,472,516
Humana	367	90,198
IDEXX Laboratories *	462	347,831
Incyte *	344	35,934
Insmed *	330	68,564

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Insulet *	253	$82,779
Intuitive Surgical *	220	126,166
IQVIA Holdings *	610	140,306
Johnson & Johnson	3,838	794,159
Labcorp Holdings	684	183,845
McKesson	766	674,938
Medtronic	3,138	330,525
Merck	4,657	488,193
Mettler-Toledo International *	90	132,905
Natera *	128	30,568
Pfizer	17,672	454,877
Quest Diagnostics	1,602	303,066
Regeneron Pharmaceuticals	230	179,444
ResMed	683	174,732
Royalty Pharma, Cl A	1,078	43,142
Solventum *	498	42,459
STERIS	377	100,388
Stryker	757	280,983
Thermo Fisher Scientific	432	255,239
United Therapeutics *	986	479,196
UnitedHealth Group	1,605	529,281
Veeva Systems, Cl A *	358	86,024
Vertex Pharmaceuticals *	452	195,992
Waters *	248	100,048
Zimmer Biomet Holdings	340	33,157
Zoetis, Cl A	1,688	216,368
		17,353,683

INDUSTRIALS — 7.1%
3M	1,652	284,227
AECOM	663	68,375
Air Lease, Cl A	1,150	73,519
Allison Transmission Holdings	2,427	215,178
AMETEK	470	93,008
Automatic Data Processing	1,230	314,019
Axon Enterprise *	99	53,474
Boeing *	1,418	268,002
Booz Allen Hamilton Holding, Cl A	2,648	221,002
Broadridge Financial Solutions	1,184	270,059
Builders FirstSource *	2,637	295,951

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Carlisle	491	$156,172
Carrier Global	2,066	113,382
Caterpillar	991	570,578
Cintas	3,348	622,795
Comfort Systems USA	117	114,302
Copart *	7,052	274,887
CSX	7,967	281,713
Cummins	563	280,363
Deere	736	341,865
Delta Air Lines	3,545	227,235
Dover	2,700	500,256
Eaton	4,023	1,391,515
EMCOR Group	208	127,935
Emerson Electric	1,567	209,006
Equifax	514	109,158
Esab	1,106	124,137
Expeditors International of Washington	698	102,536
Experian	4,503	198,006
Fastenal	10,572	427,109
FedEx	914	251,972
Ferguson Enterprises	874	219,960
GE Vernova	316	189,527
General Dynamics	603	206,003
General Electric	4,652	1,388,389
HEICO	516	163,526
HEICO, Cl A	280	69,152
Honeywell International	2,199	422,626
Howmet Aerospace	4,415	903,265
Hubbell, Cl B	1,351	582,862
Illinois Tool Works	599	149,319
Ingersoll Rand	4,230	339,838
ITT	1,371	252,483
Jacobs Solutions	2,250	303,322
Johnson Controls International	1,819	211,568
L3Harris Technologies	542	151,050
Leidos Holdings	533	101,856
Lockheed Martin	734	336,069
Norfolk Southern	791	231,043
Northrop Grumman	379	216,883
nVent Electric	1,352	145,029
Old Dominion Freight Line	3,574	483,526

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Otis Worldwide	1,188	$105,554
PACCAR	1,955	206,096
Parker-Hannifin	1,345	1,158,987
Paychex	1,038	115,934
Pentair	704	74,089
Quanta Services	3,315	1,541,077
Republic Services, Cl A	640	138,918
Rockwell Automation	530	209,806
Rollins	1,732	106,483
RTX	1,913	334,603
Ryder System	349	60,450
Schneider Electric	3,162	850,654
Snap-on	913	310,466
SS&C Technologies Holdings	1,137	97,714
Symbotic, Cl A *	782	65,508
Timken	400	32,556
Trane Technologies	3,473	1,463,800
TransDigm Group	132	179,542
Uber Technologies *	1,353	118,442
Union Pacific	2,296	532,282
United Airlines Holdings *	5,820	593,407
United Parcel Service, Cl B	3,537	338,809
United Rentals	1,847	1,505,637
Veralto	583	59,011
Verisk Analytics, Cl A	884	198,962
Vertiv Holdings, Cl A	1,399	251,442
Waste Management	1,525	332,252
Watsco	340	117,776
Westinghouse Air Brake Technologies	1,325	276,329
WW Grainger	677	642,223
XPO *	1,012	143,765
Xylem	1,052	147,985
		27,959,591

INFORMATION TECHNOLOGY — 11.5%
Adobe *	640	204,883
Advanced Micro Devices *	2,001	435,278
Amdocs	844	64,549
Amphenol, Cl A	2,709	381,698
Analog Devices	1,081	286,833

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Apple	26,307	$7,335,707
Applied Materials	1,997	503,743
AppLovin, Cl A *	1,654	991,540
Arista Networks *	2,076	271,292
Arrow Electronics *	273	29,487
Astera Labs *	247	38,920
Atlassian, Cl A *	73	10,915
Autodesk *	459	139,233
Bentley Systems, Cl B	734	30,799
Broadcom	11,091	4,469,229
Cadence Design Systems *	1,859	579,711
CDW	833	120,135
Cisco Systems	5,660	435,480
Cloudflare, Cl A *	528	105,711
Cognizant Technology Solutions, Cl A	1,459	113,379
Coherent *	380	62,419
Corning	3,224	271,461
Crowdstrike Holdings, Cl A *	105	53,462
Datadog, Cl A *	325	52,003
Dell Technologies, Cl C	752	100,279
Fair Isaac *	417	753,031
First Solar *	557	152,016
Flex *	1,608	95,049
Fortinet *	4,563	370,196
Gartner *	335	77,968
Gen Digital	3,804	100,311
GLOBALFOUNDRIES *	410	14,694
GoDaddy, Cl A *	449	57,409
Guidewire Software *	136	29,373
Hewlett Packard Enterprise	7,177	156,961
HP	2,988	72,967
HubSpot *	73	26,814
Intel *	5,456	221,295
International Business Machines	1,674	516,563
Intuit	196	124,280
Jabil	1,394	293,730
Keysight Technologies *	1,469	290,789
KLA	1,397	1,642,132
Kyndryl Holdings *	6,559	169,419
Lam Research	4,532	706,992
Manhattan Associates *	333	58,758

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Marvell Technology	1,718	$153,589
Microchip Technology	1,576	84,442
Micron Technology	2,931	693,123
Microsoft	16,745	8,238,707
MongoDB, Cl A *	142	47,197
Monolithic Power Systems	140	129,944
Motorola Solutions	890	329,015
NetApp	713	79,542
NVIDIA	39,308	6,957,516
ON Semiconductor *	1,008	50,642
Oracle	2,685	542,236
Palantir Technologies, Cl A *	4,743	798,958
Palo Alto Networks *	625	118,831
Pegasystems	986	54,003
PTC *	527	92,452
Pure Storage, Cl A *	808	71,880
Qnity Electronics Inc	947	76,792
Qorvo *	378	32,466
QUALCOMM	1,808	303,907
Ralliant Corp	513	25,310
Roper Technologies	295	131,635
Salesforce	946	218,091
Samsara, Cl A *	635	24,149
Sandisk Corp *	605	135,010
Seagate Technology Holdings	835	231,036
ServiceNow *	74	60,118
Snowflake, Cl A *	279	70,096
Super Micro Computer *	531	17,974
Synopsys *	1,155	482,802
TD SYNNEX	434	66,176
Teledyne Technologies *	612	305,706
Teradyne	259	47,110
Texas Instruments	2,757	463,920
Trimble *	1,191	96,971
Tyler Technologies *	104	48,840
Ubiquiti	484	282,216
VeriSign	267	67,281
Western Digital	2,253	367,983
Workday, Cl A *	421	90,776
Zoom Video Communications, Cl A *	1,079	91,672

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Zscaler *	219	$55,079
		45,254,086

MATERIALS — 1.0%
Air Products & Chemicals	524	136,790
Amcor	3,760	32,035
Avery Dennison	117	20,167
Corteva	2,267	152,955
CRH	1,908	228,884
DuPont de Nemours	1,894	75,324
Eagle Materials	274	61,299
Ecolab	728	200,316
Freeport-McMoRan	8,224	353,468
Linde	676	277,376
Martin Marietta Materials	269	167,652
Newmont	3,577	324,541
Nucor	927	147,847
Packaging Corp of America	1,155	235,701
PPG Industries	1,268	126,851
Reliance	1,453	405,852
RPM International	1,035	111,004
Sherwin-Williams	698	239,896
Solstice ADV Materials Inc *	550	26,212
Steel Dynamics	3,487	585,223
Vulcan Materials	275	81,741
		3,991,134

REAL ESTATE — 0.2%
CBRE Group, Cl A *	3,127	506,042
CoStar Group *	1,416	97,421
		603,463

UTILITIES — 1.0%
Ameren	710	75,508
American Electric Power	1,232	152,485
American Water Works	463	60,222
Atmos Energy	663	116,933
CenterPoint Energy	2,026	80,999
CMS Energy	796	60,050

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Consolidated Edison	1,001	$100,460
Constellation Energy	777	283,108
Dominion Energy	1,314	82,480
DTE Energy	954	130,727
Duke Energy	1,937	240,072
Edison International	1,663	97,934
Entergy	2,084	203,232
Evergy	1,568	121,755
Eversource Energy	830	55,759
Exelon	2,885	135,941
FirstEnergy	2,829	135,000
NextEra Energy	2,471	213,223
NiSource	1,057	46,645
NRG Energy	1,257	213,049
PG&E	6,191	99,799
PPL	1,964	72,472
Public Service Enterprise Group	1,448	120,937
Sempra	1,826	172,959
Southern	2,677	243,928
Vistra	981	175,462
WEC Energy Group	1,166	130,674
Xcel Energy	1,714	140,737
		3,762,550

		174,958,168
Total Common Stock
(Cost $104,465,272)		225,858,212
REGISTERED INVESTMENT COMPANIES — 40.1%

EQUITY FUNDS — 40.1%
AQR International Defensive Style Fund, Cl R6 *	197,742	3,300,307
AQR Large Cap Defensive Style Fund, Cl R6 *	238,053	5,213,361
Avantis Emerging Markets Equity ETF	72,224	5,546,803
Avantis International Equity ETF	29,574	2,394,015
Avantis International Small Cap Value ETF	40,442	3,748,569
Avantis US Small Capital Value ETF	55,449	5,607,557
DFA Emerging Markets Portfolio, Cl I *	147,085	5,349,465

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued

	Shares	Value
EQUITY FUNDS — continued
DFA Emerging Markets Small Cap Portfolio, Cl I *	113,935	$3,060,306
DFA Emerging Markets Targeted Value Portfolio, Cl I *	92,757	1,242,943
DFA International High Relative Profitability Portfolio, Cl I *	449,853	6,896,242
DFA International Real Estate Securities, Cl I *	586,808	2,341,363
DFA International Small Cap Growth Portfolio, Cl I *	63,945	1,172,104
DFA International Small Cap Value Portfolio, Cl I *	235,854	7,375,158
DFA International Value Portfolio, Cl I *	249,767	6,993,469
DFA Large Cap International Portfolio, Cl I *	341,328	11,635,855
DFA Real Estate Securities Portfolio, Cl I *	237,249	9,805,512
DFA US Small Cap Portfolio, Cl I *	113,481	5,946,401
DFA US Targeted Value Portfolio, Cl I *	202,436	7,411,196
Dimensional Emerging Markets High Profitability	96,409	3,036,768
Dimensional US Small Cap ETF	47,815	3,337,965
Dimensional US Targeted Value ETF	224,035	13,229,267
iShares MSCI EAFE Min Vol Factor ETF	13,000	1,120,990
iShares MSCI Emerging Markets Min Vol Factor ETF	4,477	288,677
iShares MSCI Global Min Vol Factor ETF	54,600	6,612,606
iShares MSCI USA Min Vol Factor ETF	53,090	5,061,070
iShares MSCI USA Momentum Factor ETF	36,200	9,059,050
Schwab International Small-Cap Equity ETF	37,746	1,743,865
Vanguard Small Cap Value ETF	19,094	4,041,627
Vanguard US Momentum Factor ETF	21,148	4,066,761
Vanguard US Quality Factor ETF	22,829	3,479,715
Vanguard US Value Factor ETF	55,458	7,249,303
Total Registered Investment Companies
(Cost $103,610,265)		157,368,290
PREFERRED STOCK — 0.0%

BRAZIL — 0.0%
ENERGY — 0.0%
Petroleo Brasileiro(2)	6,400	38,034

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

PREFERRED STOCK — continued

	Shares	Value
UTILITIES — 0.0%
Cia Energetica de Minas Gerais(2)	33,223	$71,437

Total Preferred Stock
(Cost $87,649)		109,471
RIGHTS — 0.0%

	Number of Rights
Abiomed	241	3,762

Total Rights
(Cost $–)		3,762
WARRANTS — 0.0%

	Number of Warrants
Constellation Software, Expires 08/22/28(1)	22	—

Total Warrants
(Cost $–)		—
SHORT-TERM INVESTMENT — 2.1%

	Shares
DWS Government Money Market Series, Institutional Shares, 4.020% (A) (Cost $8,222,409)	8,222,409	8,222,409

Total Investments — 99.8%
(Cost $216,385,595)		$391,562,144

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2025 (UNAUDITED)

A list of open futures contracts held by the Fund at November 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
IFSC Nifty50 Index	71	Dec-2025	$3,730,930	$3,746,954	$16,024
MSCI EAFE Index	5	Dec-2025	698,210	704,725	6,515
S&P 500 Index E-MINI	1	Dec-2025	344,010	342,975	(1,035)
S&P TSX 60 Index	1	Dec-2025	251,453	263,651	15,847
			$5,024,603	$5,058,305	$37,351

Percentages are based on Net Assets of $392,442,201.

*	Non-income producing security.

(1)	Level 3 security in accordance with fair value hierarchy.

(2)	No Interest Rate Available.

(A)	The rate reported is the 7-day effective yield as of November 30, 2025.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

IFSC— International Financial Service Centre

Min. — Minimum

NASDAQ – National Association of Securities Dealers and Automated Quotations

S&P— Standard & Poor's

Ser — Series

Vol — Volatility

Amounts designated as “—” are $0.

SYM-QH-001-0800

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
EQUITY FUNDS — 99.0%
AQR Emerging Multi-Style II Fund, Cl R6	693,995	$9,167,677
AQR International Defensive Style Fund, Cl R6	4,637	77,391
AQR International Multi-Style Fund, Cl R6 (A)	996,728	17,622,147
AQR Large Cap Defensive Style Fund, Cl R6	50,009	1,095,200
AQR Large Capital Multi-Style Fund, Cl R6 (A)	1,057,771	24,011,412
Avantis Emerging Markets Equity ETF	27,591	2,118,989
Avantis International Equity ETF	12,112	980,466
Avantis International Small Cap Value ETF	12,183	1,129,242
Avantis US Small Capital Value ETF	29,546	2,987,987
DFA Emerging Markets Portfolio, Cl I	125,208	4,553,813
DFA Emerging Markets Small Cap Portfolio, Cl I	90,126	2,420,792
DFA Emerging Markets Targeted Value Portfolio, Cl I	46,922	628,761
DFA International High Relative Profitability Portfolio, Cl I	219,241	3,360,969
DFA International Small Cap Growth Portfolio, Cl I	30,149	552,633
DFA International Small Cap Value Portfolio, Cl I	149,638	4,679,167
DFA Large Cap International Portfolio, Cl I	196,661	6,704,179
DFA Real Estate Securities Portfolio, Cl I	56,615	2,339,881
DFA US High Relative Profitability Portfolio, Cl I	412,431	11,271,728
Dimensional Emerging Markets High Profitability	50,975	1,605,651
Dimensional International Value ETF	70,410	3,399,395
Dimensional US Equity Market ETF (A)	310,278	23,041,244
Dimensional US Marketwide Value ETF	179,763	8,252,919
Dimensional US Small Cap ETF	54,433	3,799,968
Dimensional US Targeted Value ETF	133,819	7,902,012
iShares MSCI EAFE Min Vol Factor ETF	4,200	362,166
iShares MSCI Emerging Markets Min Vol Factor ETF	1,000	64,480
iShares MSCI Global Min Vol Factor ETF	34,892	4,225,770
iShares MSCI USA Min Vol Factor ETF	26,500	2,526,245
iShares MSCI USA Momentum Factor ETF	14,675	3,672,419

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
NOVEMBER 30, 2025 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Schwab International Small-Cap Equity ETF	13,498	$623,607
Vanguard Small Cap Value ETF	6,731	1,424,751
Vanguard US Momentum Factor ETF	10,213	1,963,960
Vanguard US Quality Factor ETF	8,766	1,336,159
Vanguard US Value Factor ETF	18,514	2,420,094
Total Registered Investment Companies
(Cost $101,373,613)		162,323,274
SHORT-TERM INVESTMENT — 1.0%
DWS Government Money Market Series, Institutional Shares, 4.020% (B)
(Cost $1,669,106)	1,669,106	1,669,106

Total Investments — 100.0%
(Cost $103,042,719)		$163,992,380

Percentages are based on Net Assets of $163,916,378.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2025.

Cl — Class

ETF — Exchange-Traded Fund

Min — Minimum

Vol — Volatility

SYM-QH-001-0800

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 44.9%
	Face Amount	Value
AUSTRALIA — 0.7%
ENERGY — 0.1%
Woodside Finance
5.100%, 09/12/34	$199,000	$198,239

MATERIALS — 0.6%
Fortescue Treasury Pty
4.500%, 09/15/27	567,000	565,234
Rio Tinto Finance USA
5.000%, 03/09/33	421,000	434,795
		1,000,029

		1,198,268

CANADA — 2.9%
ENERGY — 0.9%
Baytex Energy
8.500%, 04/30/30	232,000	244,698
Canadian Natural Resources
3.850%, 06/01/27	461,000	459,056
2.950%, 07/15/30	14,000	13,181
Suncor Energy
7.150%, 02/01/32	65,000	73,252
6.850%, 06/01/39	237,000	265,711
5.950%, 12/01/34	27,000	28,688
Vermilion Energy
6.875%, 05/01/30	350,000	342,761
		1,427,347

FINANCIALS — 1.3%
Bank of Montreal
3.088%, H15T5Y + 1.400%, 01/10/37(A)	276,000	248,150
Canadian Imperial Bank of Commerce
5.237%, 06/28/27	600,000	611,691
Fairfax Financial Holdings
6.000%, 12/07/33	268,000	285,107
4.625%, 04/29/30	24,000	24,116

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
National Bank of Canada
5.600%, 12/18/28	$403,000	$421,112
Trust Finance
5.850%, 04/15/40	300,000	314,762
		1,904,938

INDUSTRIALS — 0.3%
Canadian National Railway
5.850%, 11/01/33	166,000	181,935
3.850%, 08/05/32	285,000	276,818
		458,753

INFORMATION TECHNOLOGY — 0.2%
CGI
4.950%, 03/14/30	337,000	342,590

MATERIALS — 0.2%
Kinross
6.250%, 07/15/33	287,000	314,564

		4,448,192

GERMANY — 0.3%
FINANCIALS — 0.3%
Deutsche Bank NY
3.742%, SOFRRATE + 2.257%, 01/07/33(A)	536,000	500,187
Landwirtschaftliche Rentenbank
3.875%, 06/14/28	36,000	36,284
		536,471

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
JAPAN — 0.3%
FINANCIALS — 0.1%
Mizuho Financial Group
2.260%, H15T1Y + 0.900%, 07/09/32(A)	$205,000	$183,049

INFORMATION TECHNOLOGY — 0.2%
Kioxia Holdings
6.250%, 07/24/30	320,000	329,284

		512,333

NORWAY — 0.1%
ENERGY — 0.1%
Seadrill Finance
8.375%, 08/01/30	220,000	227,382

SPAIN — 0.3%
COMMUNICATION SERVICES — 0.2%
Telefonica Emisiones
4.103%, 03/08/27	340,000	339,569

FINANCIALS — 0.1%
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/34(A)	200,000	234,546

		574,115

SUPRANATIONAL — 1.9%
CONSUMER DISCRETIONARY — 0.5%
Council of Europe Development Bank
4.625%, 06/11/27	75,000	76,078
4.125%, 01/24/29	750,000	761,976
		838,054

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — 1.4%
European Investment Bank
4.250%, 08/16/32	$47,000	$48,117
3.625%, 07/15/30	100,000	99,917
3.250%, 11/15/27	754,000	749,710
International Bank for Reconstruction & Development
3.125%, 06/15/27	280,000	278,042
1.250%, 02/10/31	800,000	707,888
Nordic Investment Bank
4.375%, 03/14/28	359,000	365,340
3.375%, 09/08/27	200,000	199,186
		2,448,200

		3,286,254

SWITZERLAND — 0.1%
INFORMATION TECHNOLOGY — 0.1%
Tyco Electronics Group
3.125%, 08/15/27	160,000	158,258

UNITED KINGDOM — 2.9%
CONSUMER STAPLES — 0.7%
BAT Capital
4.390%, 08/15/37	303,000	280,675
Mead Johnson Nutrition
5.900%, 11/01/39	330,000	358,572
RELX Capital
3.000%, 05/22/30	464,000	441,280
Smith & Nephew
5.150%, 03/20/27	96,000	97,073
		1,177,600

FINANCIALS — 2.0%
Barclays
5.501%, H15T1Y + 2.650%, 08/09/28(A)	200,000	204,123
HSBC Holdings
6.800%, 06/01/38	480,000	539,589
4.755%, SOFRRATE + 2.110%, 06/09/28(A)	200,000	201,725

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
2.013%, SOFRRATE + 1.732%, 09/22/28(A)	$550,000	$529,600
Lloyds Banking Group
3.574%, US0003M + 1.205%, 11/07/28(A)	469,000	464,204
Marex Group
6.404%, 11/04/29	120,000	123,926
5.829%, 05/08/28	100,000	101,480
NatWest Group
5.516%, H15T1Y + 2.270%, 09/30/28(A)	275,000	281,872
3.073%, H15T1Y + 2.550%, 05/22/28(A)	439,000	432,714
3.032%, H15T5Y + 2.350%, 11/28/35(A)	210,000	193,295
Standard Chartered Bank
4.853%, 12/03/27	320,000	326,608
		3,399,136

HEALTH CARE — 0.0%
GlaxoSmithKline Capital
3.375%, 06/01/29	11,000	10,791

INDUSTRIALS — 0.2%
nVent Finance Sarl
5.650%, 05/15/33	290,000	303,900

		4,891,427

UNITED STATES — 35.4%
COMMUNICATION SERVICES — 4.0%
Alphabet
1.900%, 08/15/40	100,000	69,224
0.800%, 08/15/27	353,000	336,954
AT&T
4.850%, 03/01/39	101,000	97,247
4.350%, 03/01/29	164,000	164,936
4.250%, 03/01/27	82,000	82,160
2.550%, 12/01/33	649,000	556,836
Comcast
1.950%, 01/15/31	114,000	101,560

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
Discovery Communications
4.125%, 05/15/29	$185,000	$179,940
Fox
4.709%, 01/25/29	335,000	340,003
3.500%, 04/08/30	426,000	414,985
Match Group Holdings II
4.625%, 06/01/28	181,000	179,226
4.125%, 08/01/30	345,000	326,727
Meta Platforms
4.800%, 05/15/30	419,000	432,725
4.600%, 05/15/28	90,000	91,757
Netflix
6.375%, 05/15/29	15,000	16,134
4.875%, 04/15/28	436,000	445,673
Paramount Global
4.200%, 05/19/32	300,000	279,393
3.700%, 06/01/28	214,000	210,308
Sirius XM Radio
4.000%, 07/15/28	340,000	331,443
TEGNA
4.625%, 03/15/28	420,000	414,927
T-Mobile USA
5.050%, 07/15/33	537,000	551,344
3.500%, 04/15/31	94,000	90,094
2.625%, 02/15/29	35,000	33,392
Verizon Communications
4.500%, 08/10/33	50,000	49,577
Warnermedia Holdings
4.054%, 03/15/29	408,000	395,757
Ziff Davis
4.625%, 10/15/30	376,000	356,600
		6,548,922

CONSUMER DISCRETIONARY — 3.5%
AutoZone
6.550%, 11/01/33	252,000	281,894
5.200%, 08/01/33	57,000	58,746
Block Financial
3.875%, 08/15/30	229,000	221,697
2.500%, 07/15/28	228,000	217,181

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
DR Horton
1.400%, 10/15/27	$200,000	$191,105
Ford Motor
3.250%, 02/12/32	76,000	66,760
Kohl's
10.000%, 06/01/30	295,000	322,776
Kontoor Brands
4.125%, 11/15/29	340,000	323,112
M/I Homes Inc
3.950%, 02/15/30	347,000	333,030
Macy's Retail Holdings
5.875%, 03/15/30	328,000	328,794
Marriott International
2.750%, 10/15/33	40,000	35,051
Meritage Homes
5.125%, 06/06/27	416,000	418,540
O'Reilly Automotive
4.700%, 06/15/32	298,000	301,476
3.900%, 06/01/29	153,000	151,671
Patrick Industries
4.750%, 05/01/29	330,000	327,148
PulteGroup
7.875%, 06/15/32	182,000	213,409
6.000%, 02/15/35	160,000	173,021
Resorts World Las Vegas
8.450%, 07/27/30	200,000	197,493
Somnigroup International
4.000%, 04/15/29	337,000	328,138
Tapestry
3.050%, 03/15/32	383,000	348,353
Toll Brothers Finance
4.875%, 03/15/27	418,000	420,703
Tri Pointe Homes
5.700%, 06/15/28	450,000	455,644
		5,715,742

CONSUMER STAPLES — 1.7%
Church & Dwight
5.600%, 11/15/32	300,000	320,449

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
3.150%, 08/01/27	$300,000	$296,437
2.300%, 12/15/31	200,000	178,611
Costco Wholesale
1.750%, 04/20/32	523,000	455,210
HLF Financing Sarl
12.250%, 04/15/29	300,000	323,232
Ingredion
2.900%, 06/01/30	450,000	423,279
Pilgrim's Pride
4.250%, 04/15/31	375,000	365,280
Procter & Gamble
4.050%, 01/26/33	498,000	500,820
		2,863,318

ENERGY — 2.9%
Boardwalk Pipelines
3.600%, 09/01/32	84,000	77,801
Bristow Group
6.875%, 03/01/28	327,000	329,387
California Resources
8.250%, 06/15/29	389,000	407,001
ConocoPhillips
5.050%, 09/15/33	28,000	29,030
Coterra Energy
3.900%, 05/15/27	433,000	431,207
Diamondback Energy
3.125%, 03/24/31	385,000	359,865
Equities
5.750%, 02/01/34	68,000	71,631
Expand Energy
4.750%, 02/01/32	120,000	118,677
Gulfport Energy Operating
6.750%, 09/01/29	315,000	325,173
Hess
6.000%, 01/15/40	107,000	117,154
MPLX
4.500%, 04/15/38	23,000	21,102
4.125%, 03/01/27	530,000	529,487

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Oceaneering International
6.000%, 02/01/28	$363,000	$368,565
Targa Resources
5.500%, 02/15/35	425,000	435,733
Tidewater
9.125%, 07/15/30	300,000	320,732
Valero Energy
2.800%, 12/01/31	343,000	314,032
Western Midstream Operating
4.050%, 02/01/30	457,000	449,443
		4,706,020

FINANCIALS — 6.7%
American National Group
6.000%, 07/15/35	164,000	166,033
Ameriprise Financial
5.150%, 05/15/33	413,000	430,369
Arbor Realty SR
7.875%, 07/15/30	240,000	240,995
Athene Holding
5.875%, 01/15/34	67,000	69,473
4.125%, 01/12/28	271,000	270,228
Bank of America
2.651%, SOFRRATE + 1.220%, 03/11/32(A)	400,000	368,699
2.482%, H15T5Y + 1.200%, 09/21/36(A)	400,000	352,095
1.898%, SOFRRATE + 1.530%, 07/23/31(A)	10,000	9,015
Blackrock
4.750%, 05/25/33	62,000	63,744
Brown & Brown
5.650%, 06/11/34	47,000	48,769
Capital One
2.700%, 02/06/30	274,000	258,272
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/31(A)	145,000	164,076
4.100%, 02/09/27	233,000	232,823
2.359%, SOFRRATE + 1.337%, 07/29/32(A)	349,000	305,034

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
CBRE Services
2.500%, 04/01/31	$481,000	$437,987
Citigroup
3.070%, SOFRRATE + 1.280%, 02/24/28(A)	254,000	250,783
3.057%, SOFRRATE + 1.351%, 01/25/33(A)	50,000	46,016
Citizens Financial Group
3.250%, 04/30/30	224,000	213,527
Corebridge Financial
6.050%, 09/15/33	71,000	75,585
F&G Annuities & Life
7.400%, 01/13/28	391,000	410,051
FactSet Research Systems
3.450%, 03/01/32	378,000	350,329
Goldman Sachs Capital I
6.345%, 02/15/34	103,000	109,883
Goldman Sachs Group
5.218%, SOFRRATE + 1.580%, 04/23/31(A)	640,000	663,059
4.411%, TSFR3M + 1.692%, 04/23/39(A)	480,000	450,105
4.017%, TSFR3M + 1.635%, 10/31/38(A)	210,000	190,825
Jefferson Capital Holdings
8.250%, 05/15/30	235,000	245,844
Manufacturers & Traders Trust
4.700%, 01/27/28	261,000	264,685
Morgan Stanley
2.484%, SOFRRATE + 1.360%, 09/16/36(A)	1,220,000	1,074,080
2.475%, SOFRRATE + 1.000%, 01/21/28(A)	120,000	117,776
Navient
5.500%, 03/15/29	120,000	118,220
OneMain Finance
3.500%, 01/15/27	333,000	328,657
Principal Financial Group
5.375%, 03/15/33	54,000	56,177

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Reinsurance Group of America
6.000%, 09/15/33	$29,000	$31,052
Santander Holdings USA
7.660%, SOFRRATE + 3.280%, 11/09/31(A)	130,000	145,788
2.490%, SOFRRATE + 1.249%, 01/06/28(A)	616,000	603,442
Starwood Property Trust
4.375%, 01/15/27	319,000	316,940
Synchrony Bank
5.625%, 08/23/27	830,000	846,620
Truist Financial MTN
5.122%, SOFRRATE + 1.852%, 01/26/34(A)	20,000	20,425
US Bancorp
2.491%, H15T5Y + 0.950%, 11/03/36(A)	400,000	349,497
Wells Fargo MTN
3.584%, TSFR3M + 1.572%, 05/22/28(A)	307,000	304,754
2.572%, TSFR3M + 1.262%, 02/11/31(A)	45,000	42,136
		11,043,868

HEALTH CARE — 4.0%
Abbott Laboratories
6.000%, 04/01/39	67,000	75,045
1.150%, 01/30/28	328,000	310,782
Agilent Technologies
4.750%, 09/09/34	324,000	325,506
4.200%, 09/09/27	100,000	100,278
2.750%, 09/15/29	464,000	441,525
AMN Healthcare
4.000%, 04/15/29	165,000	157,174
Boston Scientific
4.550%, 03/01/39	348,000	335,609
4.000%, 03/01/28	54,000	54,176
Cardinal Health
5.450%, 02/15/34	159,000	166,436
Centene
4.250%, 12/15/27	441,000	435,582

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
2.625%, 08/01/31	$52,000	$44,557
Charles River Laboratories International
3.750%, 03/15/29	350,000	337,684
Edwards Lifesciences
4.300%, 06/15/28	168,000	168,601
Elevance Health
5.375%, 06/15/34	29,000	30,084
5.200%, 02/15/35	62,000	63,582
Gilead Sciences
1.200%, 10/01/27	352,000	336,184
Humana
5.875%, 03/01/33	44,000	46,488
3.125%, 08/15/29	310,000	297,864
2.150%, 02/03/32	165,000	143,249
Merck
3.900%, 03/07/39	397,000	358,892
Quest Diagnostics
6.400%, 11/30/33	292,000	325,556
4.200%, 06/30/29	116,000	116,503
Royalty Pharma
2.150%, 09/02/31	471,000	413,697
STERIS Irish FinCo UnLtd
2.700%, 03/15/31	487,000	448,703
Teleflex
4.250%, 06/01/28	331,000	326,516
UnitedHealth Group
6.625%, 11/15/37	20,000	22,876
4.500%, 04/15/33	17,000	16,968
3.500%, 08/15/39	408,000	344,514
2.875%, 08/15/29	20,000	19,225
2.300%, 05/15/31	26,000	23,522
Zimmer Biomet Holdings
5.750%, 11/30/39	22,000	23,122
Zoetis
3.000%, 09/12/27	326,000	320,875
		6,631,375

INDUSTRIALS — 3.2%
Allegiant Travel
7.250%, 08/15/27	248,000	251,126

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Allegion US Holding
5.411%, 07/01/32	$149,000	$155,993
3.550%, 10/01/27	361,000	357,142
Ardagh Metal Packaging Finance USA
3.250%, 09/01/28	334,000	321,556
Broadridge Financial Solutions
2.900%, 12/01/29	11,000	10,443
Carlisle
2.200%, 03/01/32	458,000	399,879
CH Robinson Worldwide
4.200%, 04/15/28	44,000	44,112
Cintas No. 2
3.700%, 04/01/27	409,000	407,730
Concentrix
6.850%, 08/02/33	47,000	46,883
CoreCivic
4.750%, 10/15/27	347,000	345,331
Delta Air Lines
4.375%, 04/19/28	25,000	25,054
Deluxe
8.125%, 09/15/29	465,000	489,811
FedEx
4.900%, 01/15/34	58,000	58,245
3.900%, 02/01/35	75,000	69,586
Hexcel
4.200%, 02/15/27	297,000	295,637
Howmet Aerospace
5.950%, 02/01/37	181,000	198,022
James Hardie International Finance DAC
5.000%, 01/15/28	260,000	259,867
Otis Worldwide
3.112%, 02/15/40	124,000	97,846
Paychex
5.350%, 04/15/32	340,000	353,592
Pentair Finance Sarl
5.900%, 07/15/32	120,000	127,692
4.500%, 07/01/29	181,000	182,220
Quanta Services
5.250%, 08/09/34	100,000	103,445

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Resideo Funding
4.000%, 09/01/29	$345,000	$329,044
Trane Technologies Holdco
3.750%, 08/21/28	386,000	384,311
Xylem
1.950%, 01/30/28	70,000	67,202
		5,381,769

INFORMATION TECHNOLOGY — 2.2%
Adobe
2.150%, 02/01/27	169,000	165,988
Amdocs
2.538%, 06/15/30	377,000	346,209
Apple
4.300%, 05/10/33	16,000	16,313
ASGN
4.625%, 05/15/28	338,000	331,143
Broadcom
3.187%, 11/15/36	73,000	63,042
Keysight Technologies
4.950%, 10/15/34	55,000	55,715
NetApp
2.375%, 06/22/27	350,000	341,295
Oracle
3.800%, 11/15/37	116,000	96,479
Seagate Data Storage Technology Pte
4.091%, 06/01/29	340,000	331,674
Teledyne Technologies
2.250%, 04/01/28	105,000	100,657
TTM Technologies
4.000%, 03/01/29	330,000	319,625
VeriSign
5.250%, 06/01/32	698,000	717,599
2.700%, 06/15/31	115,000	104,387
Viasat
5.625%, 04/15/27	375,000	375,381

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Western Digital
2.850%, 02/01/29	$376,000	$356,893
		3,722,400

MATERIALS — 1.1%
AptarGroup
3.600%, 03/15/32	451,000	422,290
Cleveland-Cliffs
4.625%, 03/01/29	336,000	328,249
NewMarket
2.700%, 03/18/31	309,000	282,718
Reliance
2.150%, 08/15/30	349,000	316,275
RPM International
3.750%, 03/15/27	137,000	136,233
TriMas
4.125%, 04/15/29	335,000	328,717
		1,814,482

REAL ESTATE — 2.3%
Agree
2.600%, 06/15/33	192,000	166,395
2.000%, 06/15/28	292,000	278,037
AvalonBay Communities
5.300%, 12/07/33	234,000	244,995
2.050%, 01/15/32	253,000	222,824
Brandywine Operating Partnership
8.300%, 03/15/28	296,000	312,122
EPR Properties
4.500%, 06/01/27	145,000	145,082
3.750%, 08/15/29	10,000	9,675
Essential Properties
2.950%, 07/15/31	396,000	361,875
Highwoods Realty
4.125%, 03/15/28	432,000	427,685
Howard Hughes
4.125%, 02/01/29	339,000	329,089
Invitation Homes Operating Partnership
2.700%, 01/15/34	293,000	251,119

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
National Health Investors
3.000%, 02/01/31	$112,000	$101,735
Omega Healthcare Investors
4.750%, 01/15/28	433,000	436,722
Tanger Properties
2.750%, 09/01/31	491,000	444,922
Welltower OP
3.850%, 06/15/32	55,000	53,377
		3,785,654

UTILITIES — 3.8%
American Electric Power
3.200%, 11/13/27	335,000	329,956
Atmos Energy
5.450%, 10/15/32	203,000	215,680
Avangrid
3.800%, 06/01/29	337,000	332,726
Consolidated Edison of New York
4.000%, 12/01/28	35,000	35,085
3.350%, 04/01/30	549,000	532,628
Constellation Energy Generation
5.600%, 03/01/28	313,000	323,517
DTE Energy
3.400%, 06/15/29	11,000	10,698
2.950%, 03/01/30	358,000	340,085
Duke Energy Carolinas
4.950%, 01/15/33	10,000	10,356
Essential Utilities
5.375%, 01/15/34	331,000	342,826
Evergy Kansas Central
5.900%, 11/15/33	401,000	433,103
National Fuel Gas
5.950%, 03/15/35	248,000	261,059
Northern States Power
5.350%, 11/01/39	462,000	473,455
Oklahoma Gas and Electric
5.400%, 01/15/33	316,000	332,839
Piedmont Natural Gas
2.500%, 03/15/31	15,000	13,642

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
PPL Electric Utilities
5.000%, 05/15/33	$462,000	$477,541
Public Service Electric and Gas
5.200%, 08/01/33	480,000	500,910
Public Service of Colorado
3.700%, 06/15/28	328,000	327,083
Southern California Edison
2.750%, 02/01/32	17,000	15,140
Southern California Gas
5.200%, 06/01/33	95,000	98,367
Wisconsin Power and Light
3.050%, 10/15/27	330,000	324,972
XPLR Infrastructure Operating Partners
7.250%, 01/15/29	150,000	153,724
4.500%, 09/15/27	430,000	422,468
		6,307,860

		58,521,410
Total Corporate Obligations
(Cost $72,988,993)		74,354,110
U.S. TREASURY OBLIGATIONS — 26.1%

U.S. Treasury Bonds
4.750%, 08/15/55	3,897,000	3,945,712
4.625%, 02/15/55	124,000	122,954
4.625%, 11/15/55	305,000	302,808
4.250%, 02/15/54	183,000	170,412
4.250%, 08/15/54	124,000	115,480
3.375%, 11/15/48	324,000	262,972
3.125%, 05/15/48	720,000	561,347
3.000%, 08/15/48	711,000	540,304
2.875%, 05/15/49	2,584,000	1,904,691
2.875%, 05/15/52	2,047,000	1,475,279
2.500%, 02/15/46	6,149,000	4,388,128
2.250%, 05/15/41	562,000	421,741
2.250%, 02/15/52	146,000	91,484
2.000%, 02/15/50	139,000	84,052
1.875%, 02/15/41	3,023,000	2,154,006
1.875%, 02/15/51	2,045,000	1,180,987
1.875%, 11/15/51	2,949,000	1,686,114
1.375%, 11/15/40	2,197,000	1,454,826

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
1.250%, 05/15/50	$365,000	$181,074
		21,044,371

U.S. Treasury Notes
4.250%, 08/15/35	4,260,000	4,342,538
3.750%, 10/31/32	825,000	823,066
3.250%, 06/30/29	1,848,000	1,830,025
3.125%, 11/15/28	1,636,000	1,619,065
2.875%, 05/15/32	31,000	29,455
2.750%, 05/31/29	1,600,000	1,559,188
2.750%, 08/15/32	313,000	294,159
1.875%, 02/28/29	702,000	666,873
1.875%, 02/15/32	902,000	809,897
1.750%, 11/15/29	5,169,000	4,834,025
1.625%, 08/15/29	500,000	467,539
1.500%, 11/30/28	446,000	420,791
1.500%, 02/15/30	234,000	215,307
1.375%, 12/31/28	1,112,000	1,043,629
1.375%, 11/15/31	694,000	608,063
0.875%, 11/15/30	2,065,000	1,811,150
0.625%, 05/15/30	989,000	869,431
		22,244,201

Total U.S. Treasury Obligations
(Cost $43,626,423)		43,288,572
MORTGAGE-BACKED SECURITIES — 25.5%

Agency Mortgage-Backed Obilgation — 0.1%
FHLMC
3.500%, 10/01/37	84,954	82,569

Agency Mortgage-Backed Obligations — 24.7%
FHLMC
7.000%, 04/01/55	79,808	83,864
6.000%, 10/01/55	88,862	92,949
6.000%, 10/01/54	270,309	278,597
6.000%, 08/01/53	265,155	276,259
6.000%, 02/01/55	252,780	262,416
5.500%, 11/01/54	159,643	161,724
5.000%, 11/01/42	185,739	189,186
4.500%, 10/01/52	795,817	782,611
4.000%, 07/01/52	1,157,025	1,109,133
3.500%, 06/01/52	310,822	288,744

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
3.000%, 04/01/35	$95,437	$92,832
2.500%, 07/01/52	100,521	85,702
2.500%, 01/01/52	758,871	655,870
2.500%, 04/01/51	94,101	80,107
2.500%, 09/01/51	90,153	77,814
2.500%, 02/01/51	90,319	77,613
2.000%, 12/01/51	88,018	72,771
1.500%, 03/01/52	503,145	390,648
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	794,239	741,918
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	561,262	536,915
FNMA
6.500%, 01/01/53	727,248	753,719
6.500%, 09/01/53	201,138	208,722
6.000%, 12/01/53	272,230	279,340
6.000%, 08/01/53	1,321,104	1,357,276
5.500%, 12/01/52	1,675,680	1,706,579
5.500%, 07/01/53	650,197	669,475
5.000%, 10/01/53	379,656	380,130
5.000%, 12/01/52	90,434	90,682
5.000%, 10/01/52	1,280,639	1,286,264
4.500%, 11/01/52	533,975	525,004
4.000%, 12/01/52	281,396	269,184
4.000%, 01/01/52	325,890	312,333
3.500%, 12/01/52	1,732,107	1,604,336
3.000%, 06/01/52	1,202,934	1,070,783
3.000%, 04/01/52	1,801,609	1,605,309
3.000%, 01/01/35	118,724	115,553
3.000%, 02/01/41	92,873	—
2.500%, 10/01/51	117,415	100,896
2.500%, 09/01/51	92,065	79,080
2.500%, 01/01/51	341,476	293,206
2.500%, 04/01/51	554,413	472,853
2.500%, 02/01/52	482,311	413,058
2.500%, 03/01/37	606,830	574,072
2.500%, 01/01/52	2,394,446	2,064,486
2.500%, 04/01/52	429,195	367,185
2.000%, 08/01/42	598,436	528,891
2.000%, 10/01/51	999,121	818,432
2.000%, 03/01/37	1,254,030	1,159,088

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
2.000%, 05/01/51	$2,236,949	$1,833,128
2.000%, 03/01/52	3,779,033	3,091,437
1.500%, 09/01/51	143,490	—
1.500%, 11/01/41	255,518	217,416
1.500%, 12/01/36	789,592	711,983
1.500%, 09/01/36	132,012	119,117
1.500%, 12/01/50	100,300	77,958
GNMA
6.500%, 01/20/55	82,691	85,325
6.500%, 04/20/55	178,797	184,493
6.000%, 06/20/55	738,308	753,840
5.500%, 05/20/41	84,547	—
5.500%, 09/20/53	742,040	754,187
5.500%, 08/20/55	406,392	410,831
5.000%, 07/20/53	838,646	842,193
5.000%, 11/20/53	155,340	155,806
4.500%, 04/20/53	748,907	737,109
4.000%, 09/20/52	502,809	480,695
4.000%, 10/20/52	126,457	120,922
3.500%, 05/20/52	1,027,467	953,159
3.000%, 08/20/55	807,217	730,037
3.000%, 07/20/52	94,305	85,113
3.000%, 11/20/54	338,279	305,405
2.500%, 11/20/51	527,764	458,220
2.500%, 07/20/51	1,069,585	928,652
2.500%, 11/20/50	123,696	107,463
2.000%, 04/20/52	1,594,187	1,328,485
		40,916,583
Commercial Mortgage-Backed Obligations — 0.7%
BANK, Ser 2025-BNK50, Cl A5
5.652%, 05/15/68(A)	205,000	218,932
BMO Mortgage Trust, Ser 2024-C9, Cl A5
5.759%, 07/15/57	300,000	321,201
BMO Mortgage Trust, Ser 2025-C11, Cl A5
5.687%, 02/15/58	300,000	319,575

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Commercial Mortgage-Backed Obligations — continued
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl A5
6.014%, 12/15/56(A)	$300,000	$326,585
		1,186,293

Total Mortgage-Backed Securities
(Cost $41,889,063)		42,185,445
SOVEREIGN DEBT — 1.4%

CANADA — 0.2%
Canada Government International Bond
3.750%, 04/26/28	415,000	417,258

INDONESIA — 0.2%
Indonesia Government International Bond
4.550%, 01/11/28	315,000	317,376

MEXICO — 0.3%
Mexico Government International Bond
4.280%, 08/14/41	523,000	422,981

PANAMA — 0.1%
Panama Government International Bond
4.500%, 01/19/63	237,000	174,811

PHILIPPINES — 0.3%
Philippine Government International Bond
3.200%, 07/06/46	740,000	538,835

SOUTH KOREA — 0.1%
Korea Development Bank
4.375%, 02/15/28	209,000	211,561

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount	Value
URUGUAY — 0.2%
Oriental Republic of Uruguay
5.250%, 09/10/60	$300,000	$284,550

Total Sovereign Debt
(Cost $2,340,601)		2,367,372
ASSET-BACKED SECURITIES — 0.5%

Automotive — 0.3%
Avis Budget Rental Car Funding AESOP, Ser 2022-1A, Cl A
3.830%, 08/21/28	100,000	99,578
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl A
5.020%, 03/15/35	95,000	96,099
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A4
5.320%, 02/15/30	300,000	304,984
		500,661
Other Asset-Backed Security — 0.2%
Dell Equipment Finance Trust, Ser 2025-1, Cl B
4.960%, 02/24/31	310,000	314,762

Total Asset-Backed Securities
(Cost $809,268)		815,423
MUNICIPAL BONDS — 0.4%

ILLINOIS — 0.2%
State of Illinois, GO
6.630%, 02/01/35	288,462	304,802

LOUISIANA — 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
4.475%, 08/01/39	290,000	285,524

Total Municipal Bonds
(Cost $576,772)		590,326

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%
	Face Amount	Value
Tennessee Valley Authority
3.875%, 03/15/28	$439,000	$441,452

Total U.S. Government Agency Obligation
(Cost $436,937)		441,452
SHORT-TERM INVESTMENT — 1.6%

	Shares
DWS Government Money Market Series, Institutional Shares, 4.020% (B)
(Cost $2,625,263)	2,625,263	2,625,263

Total Investments — 100.7%
(Cost $165,293,320)		$166,667,963

Percentages are based on Net Assets of $165,565,057.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	The rate reported is the 7-day effective yield as of November 30, 2025.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
SOFRRATE — Secured Overnight Financing Rate
TSFR3M — 3 Month CME Term Secured US0003M — ICE LIBOR USD 1 Month

SYM-QH-001-0800

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS REGISTERED INVESTMENT COMPANIES — 98.7%
	Shares	Value
MUNICIPAL BOND FUNDS — 98.7%
Dimensional National Municipal Bond ETF (A)	158,003	$7,618,905
iShares High Yield Muni Active ETF	30,921	1,525,642
iShares National Muni Bond ETF (A)	41,924	4,503,895
iShares Short-Term National Muni Bond ETF	30,044	3,205,394
Schwab Municipal Bond ETF (A)	184,315	4,764,543
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	121,151	3,050,582
Vanguard Intermediate Tax-Exempt Bond ETF	36,985	3,737,704
Vanguard Short-Term Tax-Exempt Bond ETF (A)	43,472	4,419,364
Vanguard Tax-Exempt Bond Index ETF (A)	94,424	4,770,301
Total Registered Investment Companies
(Cost $37,338,878)		37,596,330
SHORT-TERM INVESTMENT — 1.5%
DWS Government Money Market Series, Institutional Shares, 4.020% (B)
(Cost $559,312)	559,312	559,312

Total Investments — 100.2%
(Cost $37,898,190)		$38,155,642

Percentages are based on Net Assets of $38,065,130.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of November 30, 2025.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor's Depositary Receipts

SYM-QH-001-0800

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 46.2%

	Face Amount	Value
AUSTRALIA — 2.5%
CONSUMER STAPLES — 0.2%
CSL Finance
4.250%, 04/27/32	$388,000	$383,585

ENERGY — 0.1%
Woodside Finance
5.400%, 05/19/30	248,000	255,669

FINANCIALS — 0.5%
Commonwealth Bank of Australia MTN
0.875%, 02/19/29	204,000	225,428
Goodman US Finance Three
3.700%, 03/15/28	566,000	560,319
Vicinity Centres Trust MTN
1.125%, 11/07/29	579,000	624,146
		1,409,893

INDUSTRIALS — 0.2%
Brambles Finance
1.500%, 10/04/27	389,000	443,361
CIMIC Finance USA Pty
7.000%, 03/25/34	20,000	21,926
		465,287

MATERIALS — 1.3%
BHP Billiton Finance MTN
1.500%, 04/29/30	292,000	318,346
Fortescue Treasury Pty
5.875%, 04/15/30	256,000	264,430
4.500%, 09/15/27	384,000	382,804
Mineral Resources MTN
9.250%, 10/01/28	283,000	297,149
8.000%, 11/01/27	491,000	501,947
Northern Star Resources
6.125%, 04/11/33	321,000	343,063
Perenti Finance Pty
7.500%, 04/26/29	862,000	897,816
Rio Tinto Finance USA
5.000%, 03/09/33	349,000	360,435

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
South32 Treasury
4.350%, 04/14/32	$137,000	$133,135
		3,499,125

UTILITIES — 0.2%
Origin Energy Finance MTN
1.000%, 09/17/29	494,000	527,822

		6,541,381

AUSTRIA — 0.3%
FINANCIALS — 0.3%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse MTN
1.750%, 03/08/30	300,000	335,395
0.375%, 09/03/27	500,000	558,048
Erste Group Bank MTN
0.875%, 11/15/32(A)	100,000	111,948
		1,005,391

BELGIUM — 0.6%
FINANCIALS — 0.6%
Belfius Bank MTN
3.625%, 10/18/28	500,000	599,223
KBC Group
6.324%, H15T1Y + 2.050%, 09/21/34(A)	400,000	438,363
6.151%, GUKG5 + 2.250%, 03/19/34(A)	100,000	137,556
VGP
1.625%, 01/17/27	200,000	229,260
		1,404,402

CANADA — 1.9%
ENERGY — 0.4%
Canadian Natural Resources
3.850%, 06/01/27	377,000	375,410
2.950%, 07/15/30	193,000	181,713
Suncor Energy
7.150%, 02/01/32	532,000	599,539
		1,156,662

FINANCIALS — 1.3%
Bank of Nova Scotia
0.010%, 01/14/27	632,000	715,711

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Fairfax Financial Holdings
2.750%, 03/29/28	$514,000	$593,899
goeasy
7.625%, 07/01/29	385,000	381,743
6.875%, 05/15/30	209,000	200,067
National Bank of Canada
5.600%, 12/18/28	413,000	431,561
4.950%, SOFRRATE + 0.795%, 02/01/28(A)	290,000	292,928
4.500%, 10/10/29	527,000	533,951
Royal Bank of Canada MTN
5.000%, 01/24/28	194,000	261,442
		3,411,302

INDUSTRIALS — 0.2%
Canadian National Railway
5.850%, 11/01/33	474,000	519,501

		5,087,465

CHINA — 0.4%
FINANCIALS — 0.2%
BOC Aviation MTN
3.000%, 09/11/29	640,000	615,304

INDUSTRIALS — 0.2%
Dianjian Haiyu
4.300%, 09/10/27	456,000	457,825

		1,073,129

CZECHIA — 0.2%
FINANCIALS — 0.2%
Ceska sporitelna MTN
5.943%, EUR003M + 2.400%, 06/29/27(A)	500,000	589,198

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
DENMARK — 0.9%
CONSUMER DISCRETIONARY — 0.2%
Pandora MTN
4.500%, 04/10/28	$443,000	$532,841

CONSUMER STAPLES — 0.2%
H Lundbeck MTN
0.875%, 10/14/27	529,000	593,299

FINANCIALS — 0.5%
Danske Bank
3.125%, 06/06/31	607,000	718,063
Sydbank MTN
5.125%, EUSA1 + 1.850%, 09/06/28(A)	482,000	581,831
		1,299,894

INDUSTRIALS — 0.0%
AP Moller - Maersk
5.875%, 09/14/33	122,000	130,516

		2,556,550

FRANCE — 1.0%
CONSUMER STAPLES — 0.2%
Ipsen
3.875%, 03/25/32	400,000	469,412

FINANCIALS — 0.5%
BPCE SFH
0.625%, 09/22/27	700,000	788,600
La Banque Postale MTN
4.000%, 05/03/28	500,000	596,951
		1,385,551

UTILITIES — 0.3%
Electricite de France
5.700%, 05/23/28	664,000	686,521

		2,541,484

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
GERMANY — 2.2%
CONSUMER STAPLES — 0.3%
Fresenius Medical Care US Finance III
1.875%, 12/01/26	$663,000	$647,491

FINANCIALS — 1.3%
Commerzbank MTN
3.375%, 12/12/25	312,000	362,090
Deutsche Bank MTN
6.125%, SONIO/N + 2.621%, 12/12/30(A)	100,000	138,906
1.875%, EUR003M + 1.380%, 02/23/28(A)	600,000	689,556
0.010%, 10/02/29	226,000	238,373
Deutsche Bank NY
2.311%, SOFRRATE + 1.219%, 11/16/27(A)	560,000	549,714
Kreditanstalt fuer Wiederaufbau
0.000%, 04/18/36(1) (B)	87,000	56,925
Landwirtschaftliche Rentenbank MTN
0.100%, 03/08/27	14,000	15,840
0.050%, 01/31/31	829,000	845,762
NRW Bank
1.625%, 08/03/32	725,000	782,535
		3,679,701

INDUSTRIALS — 0.3%
Deutsche Bahn MTN
1.125%, 05/29/51	1,128,000	702,592

MATERIALS — 0.1%
K+S AG
4.250%, 06/19/29	100,000	119,910

UTILITIES — 0.2%
RWE Finance US
5.875%, 04/16/34	536,000	565,557

		5,715,251

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
GREECE — 0.6%
FINANCIALS — 0.6%
Eurobank MTN
4.000%, EUSA1 + 1.800%, 09/24/30(A)	$512,000	$612,275
National Bank of Greece MTN
4.500%, EUR006M + 1.812%, 01/29/29(A)	502,000	604,266
Piraeus Bank MTN
4.625%, EUAMDB01 + 1.723%, 07/17/29(A)	495,000	598,386
		1,814,927

HONG KONG — 0.5%
CONSUMER DISCRETIONARY — 0.4%
JMH
2.875%, 04/09/36	549,000	469,699
Melco Resorts Finance
5.625%, 07/17/27	392,000	390,730
		860,429

FINANCIALS — 0.1%
Hongkong Land Finance Cayman Islands MTN
2.250%, 07/15/31	239,000	215,108

		1,075,537

IRELAND — 0.4%
CONSUMER DISCRETIONARY — 0.2%
Flutter Treasury DAC
5.000%, 04/29/29	400,000	478,333

FINANCIALS — 0.2%
Bank of Ireland Group MTN
5.000%, EUAMDB01 + 2.050%, 07/04/31(A)	430,000	538,810

		1,017,143

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ITALY — 1.7%
FINANCIALS — 1.4%
Banco BPM MTN
6.000%, EUR003M + 3.300%, 01/21/28(A)	$223,000	$268,358
3.750%, 06/27/28	200,000	239,454
3.375%, 01/24/30	356,000	424,132
Intesa Sanpaolo MTN
4.198%, H15T1Y + 2.600%, 06/01/32(A)	587,000	559,738
4.000%, 09/23/29	709,000	700,850
UniCredit MTN
3.500%, 07/31/30	558,000	668,665
3.127%, H15T1Y + 1.550%, 06/03/32(A)	586,000	545,419
		3,406,616

UTILITIES — 0.3%
Enel Finance International
5.000%, 06/15/32	657,000	671,202

		4,077,818

JAPAN — 0.2%
INFORMATION TECHNOLOGY — 0.2%
Kioxia Holdings
6.250%, 07/24/30	515,000	529,940

LUXEMBOURG — 0.2%
CONSUMER STAPLES — 0.1%
Eurofins Scientific
4.000%, 07/06/29	101,000	120,661
0.875%, 05/19/31	179,000	180,978
		301,639

MATERIALS — 0.1%
ArcelorMittal
4.250%, 07/16/29	316,000	316,981

		618,620

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MEXICO — 0.1%
UTILITIES — 0.1%
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/41	$250,598	$261,918

NETHERLANDS — 1.1%
COMMUNICATION SERVICES — 0.2%
Koninklijke KPN MTN
0.875%, 11/15/33	600,000	572,579

CONSUMER DISCRETIONARY — 0.4%
IMCD
4.875%, 09/18/28	403,000	488,553
Universal Music Group MTN
3.750%, 06/30/32	503,000	595,681
		1,084,234

CONSUMER STAPLES — 0.2%
Sandoz Finance BV
4.220%, 04/17/30	523,000	634,735

UTILITIES — 0.3%
TenneT Holding BV MTN
0.875%, 06/16/35	769,000	724,252

		3,015,800

NEW ZEALAND — 0.5%
FINANCIALS — 0.5%
ASB Bank MTN
0.250%, 05/21/31	510,000	513,527
Bank of New Zealand
2.708%, 06/18/30	577,000	669,170
		1,182,697

NORWAY — 0.2%
ENERGY — 0.2%
Aker BP
6.000%, 06/13/33	150,000	157,663

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
5.600%, 06/13/28	$338,000	$348,430
		506,093

SINGAPORE — 0.2%
FINANCIALS — 0.2%
Temasek Financial I MTN
2.750%, 08/02/61	393,000	255,343
United Overseas Bank MTN
5.250%, SDSOA5 + 2.393%, 07/19/74(A)	250,000	204,113
		459,456

SOUTH KOREA — 0.1%
UTILITIES — 0.1%
Korea Midland Power
3.625%, 04/21/27	200,000	198,769

SPAIN — 1.6%
ENERGY — 0.2%
Acciona Energia Financiacion Filiales MTN
3.750%, 04/25/30	200,000	238,214
1.375%, 01/26/32	200,000	205,789
		444,003

FINANCIALS — 1.3%
Banco Bilbao Vizcaya Argentaria
6.033%, H15T1Y + 1.950%, 03/13/35(A)	600,000	643,019
Banco Santander
5.375%, 01/17/31	100,000	136,962
2.750%, 09/08/32	200,000	231,337
2.749%, 12/03/30	600,000	547,283
2.250%, GUKG5 + 1.650%, 10/04/32(A)	100,000	127,090
Bankinter
3.050%, 05/29/28	200,000	235,587
CaixaBank
6.875%, GUKG5 + 3.700%, 10/25/33(A)	100,000	139,020
5.673%, SOFRINDX + 1.780%, 03/15/30(A)	660,000	687,250

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Unicaja Banco MTN
5.125%, EUSA1 + 2.150%, 02/21/29(A)	$500,000	$609,056
		3,356,604

UTILITIES — 0.1%
Naturgy Finance Iberia MTN
3.625%, 10/02/34	200,000	230,879

		4,031,486

SUPRANATIONAL — 3.7%
CONSUMER DISCRETIONARY — 0.3%
Council of Europe Development Bank MTN
3.125%, 09/13/28	609,000	721,829

FINANCIALS — 3.4%
African Development Bank
4.625%, 01/04/27	705,000	711,905
Asian Development Bank MTN
4.250%, 01/09/26	646,000	646,097
3.125%, 08/20/27	250,000	248,104
Asian Infrastructure Investment Bank
4.500%, 05/21/35	408,000	421,706
European Investment Bank
4.875%, 02/15/36	926,000	985,516
0.375%, 09/15/27	1,564,000	1,760,399
Inter-American Development Bank MTN
4.500%, 05/15/26	740,000	742,079
4.375%, 08/18/32	542,000	725,309
International Bank for Reconstruction & Development MTN
3.100%, 04/14/38	835,000	950,650
International Finance MTN
4.375%, 01/15/27	695,000	700,141
3.875%, 09/12/30	500,000	659,060
		8,550,966
		9,272,795
SWEDEN — 0.7%
COMMUNICATION SERVICES — 0.5%
Tele2 MTN
3.750%, 11/22/29	535,000	638,227

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
Telefonaktiebolaget LM Ericsson MTN
1.125%, 02/08/27	$468,000	$533,643
		1,171,870

INDUSTRIALS — 0.2%
Epiroc MTN
3.625%, 02/28/31	489,000	578,481

		1,750,351

SWITZERLAND — 0.2%
FINANCIALS — 0.0%
UBS Switzerland MTN
3.390%, 12/05/25	100,000	116,010

INDUSTRIALS — 0.2%
Holcim Finance Luxembourg MTN
0.500%, 11/29/26	201,000	228,977
0.125%, 07/19/27	153,000	171,028
		400,005
		516,015
UNITED KINGDOM — 3.9%
CONSUMER DISCRETIONARY — 0.4%
Compass Group Finance Netherlands BV MTN
1.500%, 09/05/28	499,000	564,582
Jaguar Land Rover Automotive
4.500%, 10/01/27	524,000	516,490
		1,081,072

CONSUMER STAPLES — 0.6%
Imperial Brands Finance
6.125%, 07/27/27	234,000	240,798
3.875%, 07/26/29	247,000	242,866
Reckitt Benckiser Treasury Services
1.750%, 05/19/32	126,000	141,111
Smith & Nephew
5.400%, 03/20/34	539,000	562,531

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
2.032%, 10/14/30	$391,000	$351,499
		1,538,805

ENERGY — 0.2%
DCC Group Finance Ireland DAC MTN
4.375%, 06/27/31	477,000	572,111

FINANCIALS — 2.1%
3i Group
4.875%, 06/14/29	524,000	639,402
Barclays
7.090%, BPSWS1 + 2.553%,
11/06/29(A)	198,000	279,587
HSBC Holdings
7.399%, SOFRRATE + 3.020%, 11/13/34(A)	501,000	573,235
6.800%, SONIO/N + 2.124%, 09/14/31(A)	203,000	292,268
6.254%, SOFRRATE + 2.390%, 03/09/34(A)	408,000	447,138
4.762%, SOFRRATE + 2.530%, 03/29/33(A)	264,000	263,533
Investec MTN
3.625%, EUAMDB01 + 1.450%, 02/19/31(A)	102,000	119,254
1.875%, GUKG1 + 1.500%, 07/16/28(A)	199,000	252,450
Lloyds Banking Group
5.679%, H15T1Y + 1.750%, 01/05/35(A)	240,000	253,818
4.976%, H15T1Y + 2.300%, 08/11/33(A)	430,000	439,047
Marex Group
6.404%, 11/04/29	518,000	534,945
Nationwide Building Society MTN
3.960%, US0003M + 1.855%, 07/18/30(A)	351,000	346,875
2.250%, 05/16/37	183,000	189,652
0.500%, 05/05/41	680,000	502,911
NatWest Group MTN
7.416%, GUKG5 + 4.200%, 06/06/33(A)	198,000	276,988

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Santander UK Group Holdings MTN
2.421%, BPISDS01 + 1.250%, 01/17/29(A)	$210,000	$266,653
		5,677,756

HEALTH CARE — 0.1%
GlaxoSmithKline Capital MTN
1.250%, 10/12/28	224,000	275,233

INDUSTRIALS — 0.4%
Rolls-Royce MTN
5.750%, 10/15/27	159,000	215,584
1.625%, 05/09/28	260,000	295,119
Weir Group
5.350%, 05/06/30	524,000	540,642
		1,051,345

UTILITIES — 0.1%
National Grid
5.602%, 06/12/28	181,000	187,058

		10,383,380

UNITED STATES — 20.3%
COMMUNICATION SERVICES — 1.4%
Discovery Communications
3.625%, 05/15/30	515,000	477,663
Fox
6.500%, 10/13/33	285,000	315,798
3.500%, 04/08/30	338,000	329,260
Match Group Holdings II
5.625%, 02/15/29	397,000	398,483
4.125%, 08/01/30	532,000	503,823
Netflix
6.375%, 05/15/29	10,000	10,756
4.875%, 04/15/28	571,000	583,668
News
5.125%, 02/15/32	328,000	325,995
3.875%, 05/15/29	242,000	233,510
Paramount Global
4.200%, 06/01/29	55,000	54,079
3.375%, 02/15/28	549,000	536,436

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
Warnermedia Holdings
4.054%, 03/15/29	$51,000	$49,470
Ziff Davis
4.625%, 10/15/30	37,000	35,091
		3,854,032

CONSUMER DISCRETIONARY — 3.5%
Adtalem Global Education
5.500%, 03/01/28	900,000	897,970
Block Financial
3.875%, 08/15/30	24,000	23,235
Kohl's
10.000%, 06/01/30	476,000	520,819
Kontoor Brands
4.125%, 11/15/29	546,000	518,879
M/I Homes Inc
3.950%, 02/15/30	855,000	820,579
Mattel
5.875%, 12/15/27	1,281,000	1,281,847
Meritage Homes
5.125%, 06/06/27	526,000	529,212
NVR
3.000%, 05/15/30	584,000	555,472
O'Reilly Automotive
1.750%, 03/15/31	1,519,000	1,331,795
Patrick Industries
4.750%, 05/01/29	900,000	892,222
PulteGroup
6.000%, 02/15/35	17,000	18,383
PVH
3.125%, 12/15/27	362,000	422,083
Somnigroup International
4.000%, 04/15/29	551,000	536,510
Tapestry
5.500%, 03/11/35	194,000	198,876
3.050%, 03/15/32	92,000	83,677
Wayfair
7.750%, 09/15/30	366,000	390,074

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
7.250%, 10/31/29	$497,000	$517,003
		9,538,636

CONSUMER STAPLES — 0.8%
HLF Financing Sarl
12.250%, 04/15/29	486,000	523,635
Philip Morris International
2.875%, 05/14/29	274,000	317,824
0.800%, 08/01/31	223,000	226,148
Pilgrim's Pride
4.250%, 04/15/31	644,000	627,306
Smithfield Foods
4.250%, 02/01/27	529,000	526,780
		2,221,693

ENERGY — 1.9%
Antero Resources
7.625%, 02/01/29	524,000	532,384
Coterra Energy
5.600%, 03/15/34	429,000	444,405
DT Midstream
4.125%, 06/15/29	547,000	537,021
Expand Energy
4.750%, 02/01/32	586,000	579,538
Gulfport Energy Operating
6.750%, 09/01/29	773,000	797,964
Matador Resources
6.875%, 04/15/28	19,000	19,461
Noble Finance II
8.000%, 04/15/30	650,000	675,272
Oceaneering International
6.000%, 02/01/28	650,000	659,966
Ovintiv
8.125%, 09/15/30	101,000	115,736
Sunoco
4.625%, 05/01/30	91,000	88,710
Tidewater
9.125%, 07/15/30	484,000	517,447

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Weatherford International
8.625%, 04/30/30	$185,000	$188,706
		5,156,610

FINANCIALS — 3.2%
American Express
3.433%, EUR003M + 1.102%, 05/20/32(A)	277,000	324,611
American National Group
5.750%, 10/01/29	538,000	556,758
Athene Global Funding
2.550%, 11/19/30	670,000	604,467
BGC Group
8.000%, 05/25/28	300,000	320,449
Blue Owl Technology Finance
6.750%, 04/04/29	583,000	593,561
6.100%, 03/15/28	172,000	172,406
Brown & Brown
5.650%, 06/11/34	134,000	139,043
CBRE Services
5.950%, 08/15/34	89,000	95,888
Charles Schwab
3.300%, 04/01/27	252,000	249,990
Coinbase Global
3.375%, 10/01/28	203,000	191,972
Credit Acceptance
6.625%, 03/15/30	500,000	496,365
Enact Holdings
6.250%, 05/28/29	557,000	583,848
Essent Group
6.250%, 07/01/29	338,000	353,297
Hercules Capital
3.375%, 01/20/27	35,000	34,338
Jefferson Capital Holdings
9.500%, 02/15/29	492,000	519,460
8.250%, 05/15/30	369,000	386,028
Mercury General
4.400%, 03/15/27	516,000	515,364

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
MGIC Investment
5.250%, 08/15/28	$872,000	$872,015
MSCI
3.625%, 09/01/30	69,000	66,025
OneMain Finance
6.625%, 01/15/28	420,000	430,749
Prospect Capital
3.437%, 10/15/28	18,000	15,918
Synchrony Financial
5.150%, 03/19/29	22,000	22,353
2.875%, 10/28/31	1,477,000	1,321,821
		8,866,726

HEALTH CARE — 1.7%
Agilent Technologies
2.750%, 09/15/29	572,000	544,293
AMN Healthcare
4.000%, 04/15/29	556,000	529,628
Cencora
3.625%, 05/22/32	323,000	380,235
Centene
4.625%, 12/15/29	415,000	401,187
Charles River Laboratories International
3.750%, 03/15/29	552,000	532,576
McKesson
5.100%, 07/15/33	187,000	194,586
Regeneron Pharmaceuticals
1.750%, 09/15/30	262,000	233,920
Royalty Pharma
5.400%, 09/02/34	160,000	164,640
STERIS Irish FinCo UnLtd
2.700%, 03/15/31	535,000	492,928
Stryker
3.650%, 03/07/28	581,000	578,598
Teleflex
4.250%, 06/01/28	533,000	525,779
		4,578,370

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — 1.9%
AGCO
5.800%, 03/21/34	$445,000	$465,639
Allegion US Holding
5.600%, 05/29/34	247,000	260,242
BWX Technologies
4.125%, 04/15/29	903,000	886,164
Carlisle
2.200%, 03/01/32	12,000	10,477
Cintas No. 2
3.700%, 04/01/27	281,000	280,127
Deluxe
8.125%, 09/15/29	501,000	527,732
Hertz
12.625%, 07/15/29	840,000	839,232
Hexcel
4.200%, 02/15/27	548,000	545,485
Jacobs Engineering Group
6.350%, 08/18/28	48,000	50,651
5.900%, 03/01/33	500,000	528,575
James Hardie International Finance DAC
5.000%, 01/15/28	529,000	528,730
MasTec
5.900%, 06/15/29	109,000	113,978
Pentair Finance Sarl
5.900%, 07/15/32	34,000	36,180
Quanta Services
5.250%, 08/09/34	60,000	62,067
5.100%, 08/09/35	108,000	109,264
Steelcase
5.125%, 01/18/29	40,000	39,189
XPO
6.250%, 06/01/28	124,000	126,535
		5,410,267

INFORMATION TECHNOLOGY — 2.8%
AppLovin
5.500%, 12/01/34	415,000	429,553
ASGN
4.625%, 05/15/28	531,000	520,228

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
CDW
4.250%, 04/01/28	$659,000	$655,969
Ciena
4.000%, 01/31/30	129,000	124,385
Micron Technology
5.875%, 02/09/33	422,000	449,471
Qorvo
4.375%, 10/15/29	428,000	422,218
3.375%, 04/01/31	129,000	118,527
Skyworks Solutions
3.000%, 06/01/31	1,179,000	1,067,925
Synaptics
4.000%, 06/15/29	923,000	886,741
Trimble
6.100%, 03/15/33	286,000	308,571
VeriSign
2.700%, 06/15/31	1,315,000	1,193,641
Viavi Solutions
3.750%, 10/01/29	930,000	885,260
Vontier
2.400%, 04/01/28	460,000	439,291
		7,501,780
MATERIALS — 0.4%
AptarGroup
3.600%, 03/15/32	360,000	337,083
TriMas
4.125%, 04/15/29	905,000	888,027
		1,225,110

REAL ESTATE — 1.0%
Broadstone Net Lease
2.600%, 09/15/31	438,000	387,676
EPR Properties
4.950%, 04/15/28	540,000	544,455
Essential Properties
2.950%, 07/15/31	21,000	19,190
Global Net Lease
3.750%, 12/15/27	675,000	655,153

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
Howard Hughes
4.125%, 02/01/29	$549,000	$532,950
Millrose Properties
6.375%, 08/01/30	514,000	524,346
National Health Investors
3.000%, 02/01/31	47,000	42,692
		2,706,462

UTILITIES — 1.7%
Alliant Energy Finance
3.600%, 03/01/32	143,000	133,591
Atmos Energy
5.200%, 08/15/35	79,000	81,849
Constellation Energy Generation
6.125%, 01/15/34	341,000	371,246
5.800%, 03/01/33	72,000	77,184
Edison International
5.750%, 06/15/27	58,000	58,986
New York State Electric & Gas
5.300%, 08/15/34	619,000	640,013
NRG Energy
2.450%, 12/02/27	592,000	569,537
PPL Electric Utilities
5.000%, 05/15/33	107,000	110,599
Southern California Edison
4.700%, 06/01/27	682,000	686,160
Southern California Gas
5.450%, 06/15/35	617,000	646,348
Vistra Operations
5.700%, 12/30/34	231,000	238,639
4.300%, 07/15/29	432,000	429,202
3.700%, 01/30/27	111,000	110,115
XPLR Infrastructure Operating Partners
7.250%, 01/15/29	386,000	395,585
4.500%, 09/15/27	529,000	519,733
		5,068,787

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

NOVEMBER 30, 2025 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
		56,128,473
Total Corporate Obligations
(Cost $121,020,062)		123,355,469
SOVEREIGN DEBT — 31.5%

AUSTRALIA — 1.3%
Australia Government Bond
4.750%, 04/21/27	$1,131,000	$750,545
4.750%, 06/21/54	310,000	192,483
3.750%, 04/21/37	2,123,000	1,285,603
3.000%, 03/21/47	536,000	258,658
2.750%, 05/21/41	11,000	5,590
2.500%, 05/21/30	964,000	592,814
1.750%, 11/21/32	660,000	366,871
1.000%, 12/21/30	47,000	26,519
		3,479,083

AUSTRIA — 0.2%
Republic of Austria Government Bond
0.250%, 10/20/36	526,000	449,965

BELGIUM — 1.0%
Kingdom of Belgium Government Bond
2.750%, 04/22/39	2,457,000	2,615,046

CANADA — 3.4%
Canada Housing Trust No. 1
1.600%, 12/15/31	170,000	112,374

Canadian Government Bond
4.000%, 06/01/41	468,000	359,511
2.750%, 09/01/27	2,005,000	1,443,387
2.750%, 12/01/48	999,000	627,043
2.250%, 12/01/29	313,000	220,873
		2,650,814
Labrador-Island Link Funding Trust
3.850%, 12/01/53	1,013,000	671,568

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount	Value
OMERS Finance Trust
1.550%, 04/21/27	$534,000	$377,089

Province of British Columbia Canada
4.800%, 11/15/28	80,000	82,597

Province of Manitoba Canada
4.600%, 09/05/57	609,000	449,613

Province of New Brunswick Canada
4.450%, 08/14/33	913,000	700,968

Province of Nova Scotia Canada
4.400%, 06/01/42	421,000	306,408
2.000%, 09/01/30	574,000	394,674
		701,082
Province of Ontario Canada
3.100%, 05/19/27	750,000	743,424

Province of Prince Edward Island Canada
3.950%, 06/15/35	479,000	349,231

Province of Quebec Canada
3.625%, 04/13/28	716,000	715,860

Province of Saskatchewan Canada
3.800%, 06/02/35	6,000	4,363
2.750%, 12/02/46	25,000	14,003
2.650%, 06/02/27	992,000	712,509
		730,875
PSP Capital
2.600%, 03/01/32	805,000	558,294

CHILE — 0.2%
Chile Government International Bond
2.550%, 07/27/33	459,000	397,746
1.250%, 01/22/51	233,000	147,086
		544,832

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount	Value
DENMARK — 0.1%
Denmark Government Bond
2.250%, 11/15/33	$834,000	$128,271
0.500%, 11/15/29	1,044,000	153,087
0.250%, 11/15/52	1,460,000	113,990
		395,348
Kommunekredit MTN
0.000%, 03/03/31(1)	100,000	101,200

FINLAND — 0.3%
Kuntarahoitus MTN
0.050%, 09/10/35	873,000	752,939

FRANCE — 3.3%
Action Logement Services MTN
0.375%, 10/05/31	600,000	597,327

Agence Francaise de Developpement EPIC MTN
0.125%, 09/29/31	300,000	292,920
0.010%, 11/25/28	400,000	429,954
		722,874
Bpifrance
0.875%, 09/26/28	200,000	221,580

Caisse des Depots et Consignations
4.000%, 07/22/27	100,000	132,336

French Republic Government Bond OAT
1.250%, 05/25/38	5,000	4,410
0.000%, 05/25/32(1)	6,795,000	6,539,065
		6,543,475
UNEDIC ASSEO MTN
0.000%, 11/19/30(1)	600,000	607,974

GERMANY — 2.9%
Bundesrepublik Deutschland Bundesanleihe
2.500%, 08/15/46	1,864,000	1,930,571
1.000%, 05/15/38	1,943,775	1,804,110

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount	Value
0.000%, 05/15/35(1)	$673,000	$606,937
		4,341,618
Bundesschatzanweisungen
2.900%, 06/18/26	438,268	510,866

Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH
0.010%, 08/26/30	704,000	723,051
State of North Rhine-Westphalia Germany MTN
3.400%, 03/07/73	56,000	57,538
2.900%, 01/15/53	930,000	917,077
		974,615
State of Rhineland-Palatinate
0.050%, 01/23/30	682,000	715,646

State of Schleswig-Holstein Germany
0.200%, 08/15/39	203,000	152,211

HONG KONG — 0.1%
Airport Authority
2.625%, 02/04/51	489,000	335,232

HUNGARY — 0.1%
Hungary Government Bond
7.000%, 10/24/35	99,280,000	301,242

INDONESIA — 0.1%
Indonesia Government International Bond
4.150%, 09/20/27	200,000	200,356

ITALY — 0.7%
Italy Buoni Poliennali Del Tesoro
3.850%, 07/01/34	819,000	994,976
2.150%, 03/01/72	1,395,000	967,375
		1,962,351

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount	Value
JAPAN — 8.0%
Japan Government Five Year Bond
0.100%, 09/20/27	$173,200,000	$1,092,600

Japan Government Forty Year Bond
1.300%, 03/20/63	22,350,000	78,886

Japan Government Ten Year Bond
0.600%, 12/20/33	157,400,000	929,803
0.400%, 06/20/33	576,300,000	3,381,804
0.100%, 12/20/28	526,550,000	3,272,306
0.100%, 09/20/26	495,550,000	3,157,505
0.100%, 09/20/30	5,900,000	35,654
0.100%, 09/20/29	350,000	2,150
		10,779,222
Japan Government Thirty Year Bond
1.200%, 06/20/53	474,750,000	1,891,459
0.400%, 03/20/50	2,500,000	8,652
0.300%, 06/20/46	282,350,000	1,092,818
		2,992,929
Japan Government Twenty Year Bond
2.100%, 03/20/29	50,000	330
2.000%, 12/20/30	50,000	331
1.900%, 09/20/30	377,900,000	2,485,780
1.300%, 06/20/35	331,050,000	2,031,948
0.500%, 03/20/41	435,900,000	2,106,636
0.400%, 06/20/41	18,050,000	85,026
0.400%, 03/20/36	11,250,000	62,278
		6,772,329
MALAYSIA — 0.4%
Malaysia Government Bond
3.519%, 04/20/28	3,865,000	945,473

MEXICO — 0.4%
Mexican Bonos
8.000%, 02/21/36	10,900,000	560,561
8.000%, 07/31/53	5,200,000	247,787
7.500%, 05/26/33	4,700,000	241,648
		1,049,996

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount	Value
NEW ZEALAND — 0.2%
New Zealand Government Bond
4.500%, 05/15/35	$770,000	$449,792

NORWAY — 0.4%
Kommunalbanken MTN
4.125%, 07/22/27	528,000	701,720

Norway Government Bond
3.625%, 04/13/34	332,000	31,918
2.125%, 05/18/32	1,442,000	128,059
1.750%, 09/06/29	1,413,000	129,593
		289,570
PANAMA — 0.1%
Panama Government International Bond
8.000%, 03/01/38	259,000	298,135

PERU — 0.2%
Peruvian Government International Bond
1.950%, 11/17/36	606,000	579,965

PHILIPPINES — 0.2%
Philippine Government International Bond
2.650%, 12/10/45	943,000	631,367

POLAND — 0.3%
Republic of Poland Government Bond
4.500%, 07/25/30	3,079,000	842,687

Republic of Poland Government International Bond
5.500%, 11/16/27	45,000	46,359

ROMANIA — 0.2%
Romanian Government International Bond MTN
7.625%, 01/17/53	276,000	302,967
6.750%, 07/11/39	119,000	144,323
5.500%, 09/18/28	37,000	45,491

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount	Value
3.375%, 01/28/50	$131,000	$97,334
1.750%, 07/13/30	15,000	15,659
		605,774
SAUDI ARABIA — 0.2%
Saudi Government International Bond
5.125%, 01/13/28	339,000	346,269
0.750%, 07/09/27	138,000	155,395
		501,664
SINGAPORE — 0.1%
Housing & Development Board MTN
2.320%, 01/24/28	250,000	195,262

Singapore Government Bond
3.375%, 05/01/34	62,000	52,831

SOUTH KOREA — 0.1%
Korea International Bond
2.500%, 06/19/29	200,000	192,206

SPAIN — 1.8%
Spain Government Bond
1.450%, 10/31/71	1,000	538
0.800%, 07/30/29	4,399,000	4,824,372
		4,824,910
SUPRANATIONAL — 1.8%
European Financial Stability Facility
2.750%, 08/17/26	1,096,000	1,277,512

European Stability Mechanism MTN
1.750%, 10/20/45	761,000	665,144

European Union MTN
2.750%, 10/05/26	2,126,000	2,481,494
0.700%, 07/06/51	866,000	501,939
		2,983,433
SWEDEN — 0.4%
Sweden Government Bond
2.250%, 05/11/35	1,580,000	161,052
0.500%, 11/24/45	10,000	665

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

SOVEREIGN DEBT — continued
	Face Amount	Value
0.125%, 05/12/31	$10,150,000	$952,404
		1,114,121
SWITZERLAND — 0.6%
Swiss Confederation Government Bond
4.000%, 04/08/28	817,000	1,115,730
4.000%, 01/06/49	167,000	374,437
0.500%, 05/30/58	111,000	145,305
		1,635,472
THAILAND — 0.4%
Thailand Government Bond
4.000%, 06/17/72	6,804,000	297,141
3.300%, 06/17/38	3,390,000	121,164
3.150%, 06/17/50	5,986,000	206,973
2.400%, 03/17/29	5,355,000	172,063
2.000%, 12/17/31	4,385,000	140,429
		937,770
UNITED KINGDOM — 2.0%
United Kingdom Gilt
1.750%, 01/22/49	5,000	3,594
1.500%, 07/22/47	8,000	5,590
1.250%, 07/22/27	750,000	956,094
1.125%, 01/31/39	2,133,922	1,832,920
1.125%, 10/22/73	1,877,000	798,284
0.875%, 01/31/46	1,035,000	645,087
0.875%, 07/31/33	484,000	501,001
0.625%, 10/22/50	762,000	373,984
0.625%, 07/31/35	234,000	217,640
0.500%, 01/31/29	16,000	19,202
		5,353,396
Total Sovereign Debt
(Cost $85,703,423)		84,115,481
MORTGAGE-BACKED SECURITIES — 10.6%

Agency Mortgage Backed Obligations — 3.5%
FNMA
7.000%, 12/01/53	131,449	139,757
6.000%, 09/01/54	92,380	—
5.500%, 08/01/53	159,076	161,419
5.500%, 02/01/55	236,390	239,430
5.000%, 03/01/40	79,759	80,681
5.000%, 12/01/52	253,163	253,636
5.000%, 11/01/53	213,165	213,595

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Agency Mortgage Backed Obligations — continued
4.500%, 07/01/53	$234,711	$230,549
4.500%, 04/01/45	227,488	228,195
4.500%, 03/01/47	144,986	145,198
4.500%, 05/01/41	139,287	140,651
4.000%, 02/01/51	398,114	386,631
4.000%, 08/01/32	50,473	50,211
4.000%, 04/01/44	568,839	557,842
4.000%, 03/01/53	125,145	119,699
3.500%, 11/01/48	956,482	907,567
3.000%, 11/01/33	49,809	48,713
3.000%, 02/01/47	170,370	154,921
2.500%, 05/01/41	138,933	126,222
2.500%, 01/01/50	1,582,959	1,361,638
2.500%, 11/01/49	516,917	444,753
2.000%, 05/01/41	319,980	282,302
2.000%, 09/01/36	232,290	215,281
2.000%, 02/01/51	899,861	737,323
2.000%, 07/01/51	180,174	148,295
GNMA
6.500%, 05/20/48	66,511	69,362
6.000%, 06/20/53	378,785	388,558
6.000%, 02/20/55	133,621	136,408
4.500%, 08/20/47	354,163	353,721
4.500%, 10/20/45	156,639	156,544
4.000%, 11/20/44	136,108	131,965
3.000%, 02/20/50	587,939	532,455
3.000%, 05/20/43	69,475	64,486
2.500%, 10/20/47	84,244	75,198
		9,283,206
Agency Mortgage-Backed Obligations — 6.8%
FHLMC
6.500%, 10/01/53	258,169	271,249
6.500%, 08/01/54	64,385	66,688
6.000%, 08/01/53	303,034	315,725
6.000%, 02/01/55	151,668	157,449
5.500%, 02/01/55	286,711	290,397
5.500%, 03/01/53	198,519	202,421
5.000%, 10/01/52	69,832	71,499
5.000%, 11/01/42	68,217	69,483
4.500%, 12/01/52	77,734	77,184
3.500%, 06/01/47	83,512	78,933
3.500%, 06/01/52	86,339	80,207
3.500%, 02/01/32	52,623	51,924

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
3.500%, 08/01/51	$222,691	$208,334
3.500%, 06/01/33	57,995	57,453
3.500%, 11/01/35	4,078	3,988
3.000%, 08/01/50	56,347	50,958
3.000%, 12/01/50	201,201	182,293
3.000%, 04/01/35	209,821	203,863
3.000%, 03/01/51	279,213	248,551
2.500%, 01/01/52	707,268	611,271
2.500%, 12/01/51	97,385	83,211
2.500%, 10/01/50	114,875	100,155
2.500%, 09/01/36	182,436	172,135
1.500%, 05/01/51	97,222	75,514
1.500%, 07/01/41	105,798	90,236
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	555,967	519,343
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	280,631	268,458
FNMA
6.500%, 09/01/53	130,771	135,702
6.500%, 01/01/53	115,854	120,071
6.000%, 08/01/53	1,021,480	1,050,571
5.500%, 12/01/52	414,221	421,860
5.500%, 07/01/53	376,639	387,805
5.000%, 10/01/52	277,373	278,592
5.000%, 10/01/53	250,798	251,111
3.000%, 06/01/52	1,234,979	1,099,308
2.500%, 01/01/52	525,840	453,378
2.500%, 03/01/37	275,432	260,564
2.000%, 03/01/52	1,919,612	1,570,338
2.000%, 10/01/51	1,395,377	1,143,026
2.000%, 03/01/37	501,224	463,276
2.000%, 05/01/51	421,970	345,795
1.500%, 02/01/51	477,302	370,709
1.500%, 12/01/36	406,640	366,672
GNMA
6.500%, 01/20/55	31,804	32,817
5.500%, 09/20/53	829,600	843,181
5.000%, 07/20/53	745,556	748,709
4.000%, 09/20/52	314,255	300,435
3.500%, 05/20/52	770,225	714,521
3.000%, 11/20/54	93,966	84,835

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
2.500%, 11/20/51	$1,152,636	$1,000,752
2.000%, 04/20/52	1,206,268	1,005,220
		18,058,170
Commercial Mortgage-Backed Obligation — 0.3%
BANK, Ser 2024-BNK47, Cl A5
5.716%, 06/15/57	362,000	388,871
BMO Mortgage Trust, Ser 2024-C10, Cl A5
5.478%, 11/15/57(A)	417,000	438,821
		827,692

Total Mortgage-Backed Securities
(Cost $28,005,243)		28,169,068
U.S. TREASURY OBLIGATIONS — 6.0%

U.S. Treasury Bonds
4.750%, 05/15/55	1,750,000	1,771,055
4.750%, 08/15/55	1,163,000	1,177,538
4.500%, 11/15/54	605,000	587,606
2.875%, 08/15/45	504,000	387,233
2.500%, 02/15/46	40,000	28,545
2.250%, 08/15/46	4,675,000	3,155,625
1.875%, 11/15/51	6,661,800	3,808,936
1.750%, 08/15/41	6,427,300	4,423,037
1.375%, 08/15/50	1,136,000	577,807
		15,917,382
U.S. Treasury Notes
4.250%, 08/15/35	196,000	199,798
3.875%, 08/31/32	9,000	9,053
		208,851

Total U.S. Treasury Obligations
(Cost $15,892,156)		16,126,233
ASSET-BACKED SECURITIES — 0.2%

Automotive — 0.1%
Avis Budget Rental Car Funding AESOP, Ser 2022-4A, Cl A
4.770%, 02/20/29	200,000	202,063

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Automotive — continued
SBNA Auto Lease Trust 2025-A, Ser 2025-A, Cl A4
4.870%, 07/20/29	$130,000	$131,431
		333,494
Credit Card — 0.1%
American Express Credit Account Master Trust, Ser 2023-3, Cl A
5.230%, 09/15/28	150,000	151,599

Total Asset-Backed Securities
(Cost $486,192)		485,093
SHORT-TERM INVESTMENT — 4.9%

	Shares
DWS Government Money Market Series, Institutional Shares, 4.020% (C)
(Cost $13,099,715)	13,099,715	13,099,715

Total Investments — 99.4%
(Cost $264,206,791)		$265,351,059

A list of the open centrally cleared swap contracts held by the Fund at November 30, 2025, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
0.016525% FIXED	CNY-CURVE	Quarterly	03/18/2031	CNY	173,575,000	$63,381	$–	63,381

Percentages are based on Net Assets of $266,838,416.

(1)	No Interest Rate Available.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2025 (UNAUDITED)

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.

(C)	The rate reported is the 7-day effective yield as of November 30, 2025.

Cl — Class

EUR003M — 3 Month EUR Swap Rate

EUR006M — 6 Month EUR Swap Rate

EUSA1 — EUR Swap Annual 10 Yr

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — 1 Year US Treasury Yield Curve Constant Maturity Rate

MTN — Medium Term Note

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

US0003M — 3 Month USD Swap Rate

SYM-QH-001-0800

SYMMETRY PANORAMIC ALTERNATIVES FUND
NOVEMBER 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 95.3%
	Shares	Value
EQUITY FUNDS — 95.3%
AQR Alternative Risk Premia Fund, Cl R6	27,843	$388,686
AQR Diversified Arbitrage Fund, Cl R6 (A)	175,960	2,296,273
AQR Managed Futures Strategy Fund, Cl R6 (A)	199,419	1,918,411
AQR Style Premia Alternative Fund, Cl R6 (A)	170,325	1,515,893
Stone Ridge Diversified Alternatives Fund, Cl I (A)	142,187	1,524,240
Total Registered Investment Companies
(Cost $6,578,822)		7,643,503
SHORT-TERM INVESTMENT — 6.5%
DWS Government Money Market Series, Institutional Shares, 4.020% (B)
(Cost $516,968)	516,968	516,968

Total Investments — 101.8%
(Cost $7,095,790)		$8,160,471

Percentages are based on Net Assets of $8,019,159.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2025.

Cl — Class

SYM-QH-001-0800

SYMMETRY PANORAMIC SECTOR MOMENTUM ETF
NOVEMBER 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.7%
	Shares	Value
EQUITY FUNDS — 99.7%
Communication Services Select Sector SPDR Fund (A)	83,440	$9,628,141
Consumer Discretionary Select Sector SPDR Fund (A)	39,558	9,353,885
Financial Select Sector SPDR Fund	41,697	2,223,701
Industrial Select Sector SPDR Fund (A)	29,723	4,568,128
Technology Select Sector SPDR Fund (A)	50,379	14,419,477
Utilities Select Sector SPDR Fund	26,011	2,357,377

Total Registered Investment Companies
(Cost $42,463,395)		42,550,709

Total Investments — 99.7%
(Cost $42,463,395)		$42,550,709

Percentages are based on Net Assets of $42,685,202.

(A)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities and Exchange Commission's website https://www.sec.gov.

SPDR — Standard & Poor's Depositary Receipts

SYM-QH-001-0800